Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nationwide Variable Insurance Trust
Entity Central Index Key	0000353905
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000059814
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$90	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,982	$10,048	$9,981
Dec 16	$10,627	$11,322	$10,952
Dec 17	$13,574	$13,714	$13,631
Dec 18	$12,645	$12,998	$12,613
Dec 19	$17,355	$17,013	$16,731
Dec 20	$27,924	$20,536	$23,502
Dec 21	$26,611	$25,784	$24,686
Dec 22	$16,603	$20,831	$18,216
Dec 23	$20,019	$26,239	$21,664
Dec 24	$23,723	$32,486	$23,712

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.50%	6.45%	9.02%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500® Growth Index	13.90%	8.08%	9.45%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 462,533,646
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,217,410
InvestmentCompanyPortfolioTurnover	62.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,533,646
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.68%
Advisory Fees - net of reimbursement & waiver, if any	$3,217,410

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.1%
Other liabilities in excess of assets	-1.5%
Software	12.9%
Biotechnology	7.2%
Hotels, Restaurants & Leisure	6.6%
Health Care Equipment & Supplies	6.1%
Commercial Services & Supplies	5.6%
Capital Markets	5.2%
Construction & Engineering	5.0%
Health Care Providers & Services	4.3%
Trading Companies & Distributors	4.3%
Semiconductors & Semiconductor Equipment	3.7%
Other IndustriesFootnote Reference#	39.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059815
Shareholder Report [Line Items]
Fund Name	NVIT Allspring Discovery Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$117	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2500® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,965	$10,048	$9,981
Dec 16	$10,569	$11,322	$10,952
Dec 17	$13,478	$13,714	$13,631
Dec 18	$12,528	$12,998	$12,613
Dec 19	$17,143	$17,013	$16,731
Dec 20	$27,514	$20,536	$23,502
Dec 21	$26,156	$25,784	$24,686
Dec 22	$16,265	$20,831	$18,216
Dec 23	$19,590	$26,239	$21,664
Dec 24	$23,132	$32,486	$23,712

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	18.08%	6.18%	8.75%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500® Growth Index	13.90%	8.08%	9.45%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 462,533,646
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,217,410
InvestmentCompanyPortfolioTurnover	62.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,533,646
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.68%
Advisory Fees - net of reimbursement & waiver, if any	$3,217,410

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.1%
Other liabilities in excess of assets	-1.5%
Software	12.9%
Biotechnology	7.2%
Hotels, Restaurants & Leisure	6.6%
Health Care Equipment & Supplies	6.1%
Commercial Services & Supplies	5.6%
Capital Markets	5.2%
Construction & Engineering	5.0%
Health Care Providers & Services	4.3%
Trading Companies & Distributors	4.3%
Semiconductors & Semiconductor Equipment	3.7%
Other IndustriesFootnote Reference#	39.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033348
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$101	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000	$10,000	$10,000
Dec 15	$10,098	$10,138	$10,128	$10,055
Dec 16	$11,007	$11,351	$10,960	$10,321
Dec 17	$12,745	$13,828	$12,522	$10,687
Dec 18	$12,111	$13,223	$12,239	$10,688
Dec 19	$14,628	$17,386	$14,945	$11,620
Dec 20	$16,383	$20,586	$17,243	$12,493
Dec 21	$18,792	$26,496	$19,994	$12,300
Dec 22	$16,210	$21,697	$16,813	$10,700
Dec 23	$18,453	$27,402	$19,791	$11,292
Dec 24	$21,405	$34,257	$22,785	$11,433

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.00%	7.91%	7.91%
S&P 500® Index	25.02%	14.53%	13.10%
Blended IndexFootnote Reference1	15.13%	8.80%	8.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 6,359,430,651
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,359,430,651
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.81%
Advisory Fees - net of reimbursement & waiver, if any	$-

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference1

American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033350
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$88	0.87%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,977	$10,055
Dec 16	$10,241	$10,321
Dec 17	$10,570	$10,687
Dec 18	$10,457	$10,688
Dec 19	$11,396	$11,620
Dec 20	$12,445	$12,493
Dec 21	$12,356	$12,300
Dec 22	$10,774	$10,700
Dec 23	$11,259	$11,292
Dec 24	$11,352	$11,433

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	0.82%	-0.08%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,316,367,386
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,316,367,386
Number of Portfolio Holdings	1
Portfolio Turnover Rate	13.68%
Advisory Fees - net of reimbursement & waiver, if any	$-

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference1

American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033346
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Global Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$112	1.05%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	Class II	MSCI ACWI
Dec 14	$10,000	$10,000
Dec 15	$10,654	$9,764
Dec 16	$10,674	$10,531
Dec 17	$13,980	$13,056
Dec 18	$12,662	$11,826
Dec 19	$17,066	$14,972
Dec 20	$22,174	$17,405
Dec 21	$25,723	$20,631
Dec 22	$19,278	$16,843
Dec 23	$23,546	$20,583
Dec 24	$26,661	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.23%	9.33%	10.30%
MSCI ACWI	17.49%	10.06%	9.23%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 583,955,996
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$583,955,996
Number of Portfolio Holdings	1
Portfolio Turnover Rate	7.72%
Advisory Fees - net of reimbursement & waiver, if any	$-

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference1

American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033344
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$112	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,643	$10,138
Dec 16	$11,607	$11,351
Dec 17	$14,834	$13,828
Dec 18	$14,736	$13,223
Dec 19	$19,199	$17,386
Dec 20	$29,086	$20,586
Dec 21	$35,349	$26,496
Dec 22	$24,668	$21,697
Dec 23	$34,030	$27,402
Dec 24	$44,631	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	31.15%	18.38%	16.14%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,090,832,907
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,090,832,907
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.71%
Advisory Fees - net of reimbursement & waiver, if any	$-

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference1

American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

C000046995
Shareholder Report [Line Items]
Fund Name	NVIT American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$102	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,109	$10,138
Dec 16	$11,229	$11,351
Dec 17	$13,691	$13,828
Dec 18	$13,392	$13,223
Dec 19	$16,830	$17,386
Dec 20	$19,031	$20,586
Dec 21	$23,531	$26,496
Dec 22	$19,574	$21,697
Dec 23	$24,600	$27,402
Dec 24	$30,444	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	23.76%	12.59%	11.78%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 4,107,176,103
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,107,176,103
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.00%
Advisory Fees - net of reimbursement & waiver, if any	$-

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference1

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014754
Shareholder Report [Line Items]
Fund Name	NVIT Amundi Multi Sector Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Amundi Multi Sector Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$85	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,711	$10,055
Dec 16	$10,551	$10,321
Dec 17	$11,219	$10,687
Dec 18	$10,956	$10,688
Dec 19	$11,960	$11,620
Dec 20	$12,446	$12,493
Dec 21	$13,097	$12,300
Dec 22	$12,797	$10,700
Dec 23	$13,910	$11,292
Dec 24	$15,348	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	10.34%	5.12%	4.38%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 280,843,497
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,519,411
InvestmentCompanyPortfolioTurnover	276.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$280,843,497
Number of Portfolio Holdings	308
Portfolio Turnover Rate	276.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,519,411

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	61.3%
Mortgage-Backed Securities	13.6%
Asset-Backed Securities	10.6%
Collateralized Mortgage Obligations	10.4%
Repurchase Agreements	9.7%
Commercial Mortgage-Backed Securities	7.0%
Loan Participations	3.1%
Other liabilities in excess of assets	-15.7%
Banks	8.9%
Oil, Gas & Consumable Fuels	6.5%
Insurance	6.3%
Financial Services	4.5%
Consumer Finance	3.6%
Passenger Airlines	2.1%
Hotels, Restaurants & Leisure	2.1%
Capital Markets	1.8%
Media	1.6%
Health Care Providers & Services	1.3%
Other IndustriesFootnote Reference#	61.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014724
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$84	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,094	$10,138
Dec 16	$11,243	$11,351
Dec 17	$13,550	$13,828
Dec 18	$13,550	$13,223
Dec 19	$17,521	$17,386
Dec 20	$19,335	$20,586
Dec 21	$23,566	$26,496
Dec 22	$21,576	$21,697
Dec 23	$23,362	$27,402
Dec 24	$26,552	$30,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.66%	8.67%	10.26%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 676,525,453
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 4,013,401
InvestmentCompanyPortfolioTurnover	19.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$676,525,453
Number of Portfolio Holdings	166
Portfolio Turnover Rate	19.96%
Advisory Fees - net of reimbursement & waiver, if any	$4,013,401

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Repurchase Agreements	3.5%
Other liabilities in excess of assets	-1.6%
Insurance	7.6%
Software	5.5%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	4.6%
Food Products	4.4%
Aerospace & Defense	4.1%
Professional Services	4.1%
Beverages	3.9%
Biotechnology	3.9%
Commercial Services & Supplies	3.9%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014725
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$111	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,066	$10,138
Dec 16	$11,189	$11,351
Dec 17	$13,454	$13,828
Dec 18	$13,417	$13,223
Dec 19	$17,311	$17,386
Dec 20	$19,052	$20,586
Dec 21	$23,162	$26,496
Dec 22	$21,156	$21,697
Dec 23	$22,855	$27,402
Dec 24	$25,902	$30,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.33%	8.39%	9.99%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 676,525,453
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 4,013,401
InvestmentCompanyPortfolioTurnover	19.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$676,525,453
Number of Portfolio Holdings	166
Portfolio Turnover Rate	19.96%
Advisory Fees - net of reimbursement & waiver, if any	$4,013,401

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Repurchase Agreements	3.5%
Other liabilities in excess of assets	-1.6%
Insurance	7.6%
Software	5.5%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	4.6%
Food Products	4.4%
Aerospace & Defense	4.1%
Professional Services	4.1%
Beverages	3.9%
Biotechnology	3.9%
Commercial Services & Supplies	3.9%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014727
Shareholder Report [Line Items]
Fund Name	NVIT AQR Large Cap Defensive Style Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$84	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class IV	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,087	$10,138
Dec 16	$11,236	$11,351
Dec 17	$13,544	$13,828
Dec 18	$13,544	$13,223
Dec 19	$17,518	$17,386
Dec 20	$19,326	$20,586
Dec 21	$23,559	$26,496
Dec 22	$21,569	$21,697
Dec 23	$23,357	$27,402
Dec 24	$26,550	$30,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	13.67%	8.67%	10.26%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 676,525,453
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 4,013,401
InvestmentCompanyPortfolioTurnover	19.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$676,525,453
Number of Portfolio Holdings	166
Portfolio Turnover Rate	19.96%
Advisory Fees - net of reimbursement & waiver, if any	$4,013,401

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Repurchase Agreements	3.5%
Other liabilities in excess of assets	-1.6%
Insurance	7.6%
Software	5.5%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	4.6%
Food Products	4.4%
Aerospace & Defense	4.1%
Professional Services	4.1%
Beverages	3.9%
Biotechnology	3.9%
Commercial Services & Supplies	3.9%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014751
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$84	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,370	$10,091	$9,617
Dec 16	$11,046	$11,303	$11,285
Dec 17	$13,034	$13,754	$12,826
Dec 18	$12,088	$13,099	$11,765
Dec 19	$15,390	$17,197	$14,888
Dec 20	$15,948	$20,772	$15,305
Dec 21	$19,184	$26,243	$19,155
Dec 22	$18,419	$21,224	$17,711
Dec 23	$20,626	$26,854	$19,741
Dec 24	$22,660	$33,436	$21,417

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.86%	8.04%	8.52%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 529,211,053
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,221,163
InvestmentCompanyPortfolioTurnover	50.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$529,211,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	50.55%
Advisory Fees - net of reimbursement & waiver, if any	$3,221,163

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.3%
Master Limited Partnership	1.1%
Other assets in excess of liabilities	3.6%
Banks	12.8%
Health Care Providers & Services	8.9%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Aerospace & Defense	4.5%
Professional Services	4.0%
Chemicals	3.4%
Electric Utilities	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Other IndustriesFootnote Reference#	44.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014752
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$110	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,349	$10,091	$9,617
Dec 16	$10,991	$11,303	$11,285
Dec 17	$12,935	$13,754	$12,826
Dec 18	$11,970	$13,099	$11,765
Dec 19	$15,203	$17,197	$14,888
Dec 20	$15,712	$20,772	$15,305
Dec 21	$18,854	$26,243	$19,155
Dec 22	$18,045	$21,224	$17,711
Dec 23	$20,168	$26,854	$19,741
Dec 24	$22,098	$33,436	$21,417

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.57%	7.77%	8.25%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 529,211,053
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,221,163
InvestmentCompanyPortfolioTurnover	50.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$529,211,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	50.55%
Advisory Fees - net of reimbursement & waiver, if any	$3,221,163

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.3%
Master Limited Partnership	1.1%
Other assets in excess of liabilities	3.6%
Banks	12.8%
Health Care Providers & Services	8.9%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Aerospace & Defense	4.5%
Professional Services	4.0%
Chemicals	3.4%
Electric Utilities	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Other IndustriesFootnote Reference#	44.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014753
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Equity Dividend Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$84	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class IV	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,371	$10,091	$9,617
Dec 16	$11,047	$11,303	$11,285
Dec 17	$13,034	$13,754	$12,826
Dec 18	$12,088	$13,099	$11,765
Dec 19	$15,388	$17,197	$14,888
Dec 20	$15,946	$20,772	$15,305
Dec 21	$19,180	$26,243	$19,155
Dec 22	$18,415	$21,224	$17,711
Dec 23	$20,631	$26,854	$19,741
Dec 24	$22,652	$33,436	$21,417

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	9.79%	8.04%	8.52%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 529,211,053
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,221,163
InvestmentCompanyPortfolioTurnover	50.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$529,211,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	50.55%
Advisory Fees - net of reimbursement & waiver, if any	$3,221,163

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.3%
Master Limited Partnership	1.1%
Other assets in excess of liabilities	3.6%
Banks	12.8%
Health Care Providers & Services	8.9%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Aerospace & Defense	4.5%
Professional Services	4.0%
Chemicals	3.4%
Electric Utilities	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Other IndustriesFootnote Reference#	44.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000154836
Shareholder Report [Line Items]
Fund Name	NVIT BlackRock Managed Global Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Class II	FTSE World Index	Blended Index
Jul 15	$10,000	$10,000	$10,000
Dec 15	$9,420	$9,637	$9,861
Dec 16	$9,700	$10,471	$10,442
Dec 17	$11,488	$12,993	$12,086
Dec 18	$10,515	$11,853	$11,535
Dec 19	$12,087	$15,142	$13,697
Dec 20	$13,845	$17,614	$15,630
Dec 21	$14,458	$21,304	$17,229
Dec 22	$12,312	$17,568	$14,534
Dec 23	$13,766	$21,816	$16,813
Dec 24	$14,779	$25,734	$18,363

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 07/07/2015)	7.36%	4.10%	4.20%
FTSE World Index	17.96%	11.19%	10.47%
Blended IndexFootnote Reference1	9.22%	6.04%	6.59%
Footnote	Description
Footnote[1]	The Blended Index comprises 36% S&P 500® Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

Performance Inception Date	Jul. 07, 2015
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 329,998,221
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 511,594
InvestmentCompanyPortfolioTurnover	10.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$329,998,221
Number of Portfolio Holdings	3
Portfolio Turnover Rate	10.42%
Advisory Fees - net of reimbursement & waiver, if any	$511,594

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Alternative Assets	95.1%
Other assets in excess of liabilities	4.9%
BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060396
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,842	$9,764	$9,733
Dec 16	$10,662	$10,531	$10,834
Dec 17	$12,793	$13,056	$13,214
Dec 18	$11,422	$11,826	$12,134
Dec 19	$14,180	$14,972	$15,281
Dec 20	$15,986	$17,405	$17,303
Dec 21	$19,213	$20,631	$20,298
Dec 22	$16,286	$16,843	$17,064
Dec 23	$19,501	$20,583	$20,187
Dec 24	$22,513	$24,182	$22,711

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.44%	9.69%	8.45%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 246,634,521
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 230,477
InvestmentCompanyPortfolioTurnover	23.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,634,521
Number of Portfolio Holdings	10
Portfolio Turnover Rate	23.66%
Advisory Fees - net of reimbursement & waiver, if any	$230,477

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	38.2%
NVIT GS International Equity Insights Fund, Class Y	21.4%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
NVIT Loomis Core Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	1.4%
Nationwide Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Nationwide International Small Cap Fund, Class R6Footnote Reference†	0.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060397
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$43	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,825	$9,764	$9,733
Dec 16	$10,646	$10,531	$10,834
Dec 17	$12,754	$13,056	$13,214
Dec 18	$11,384	$11,826	$12,134
Dec 19	$14,111	$14,972	$15,281
Dec 20	$15,883	$17,405	$17,303
Dec 21	$19,076	$20,631	$20,298
Dec 22	$16,173	$16,843	$17,064
Dec 23	$19,333	$20,583	$20,187
Dec 24	$22,304	$24,182	$22,711

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.37%	9.59%	8.35%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 246,634,521
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 230,477
InvestmentCompanyPortfolioTurnover	23.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,634,521
Number of Portfolio Holdings	10
Portfolio Turnover Rate	23.66%
Advisory Fees - net of reimbursement & waiver, if any	$230,477

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	38.2%
NVIT GS International Equity Insights Fund, Class Y	21.4%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
NVIT Loomis Core Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	1.4%
Nationwide Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Nationwide International Small Cap Fund, Class R6Footnote Reference†	0.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244891
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,724	$10,769	$10,796
Dec 24	$12,403	$12,652	$12,146

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	15.74%Footnote Reference*	17.96%
MSCI ACWI	17.49%	19.69%
Morningstar® Aggressive Target Risk Index	12.50%	16.01%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 246,634,521
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 230,477
InvestmentCompanyPortfolioTurnover	23.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,634,521
Number of Portfolio Holdings	10
Portfolio Turnover Rate	23.66%
Advisory Fees - net of reimbursement & waiver, if any	$230,477

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	38.2%
NVIT GS International Equity Insights Fund, Class Y	21.4%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
NVIT Loomis Core Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	1.4%
Nationwide Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Nationwide International Small Cap Fund, Class R6Footnote Reference†	0.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060405
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,895	$9,764	$9,821
Dec 16	$10,516	$10,531	$10,661
Dec 17	$11,779	$13,056	$12,225
Dec 18	$11,067	$11,826	$11,643
Dec 19	$12,871	$14,972	$13,860
Dec 20	$14,121	$17,405	$15,632
Dec 21	$15,691	$20,631	$17,227
Dec 22	$13,557	$16,843	$14,682
Dec 23	$15,373	$20,583	$16,623
Dec 24	$16,810	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.34%	5.49%	5.33%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,511,759,198
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,577,783
InvestmentCompanyPortfolioTurnover	14.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,511,759,198
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14.72%
Advisory Fees - net of reimbursement & waiver, if any	$1,577,783

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.5%
Equity Fund	49.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	21.2%
NVIT GS Large Cap Equity Fund, Class Y	19.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.7%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.6%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060404
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,894	$9,764	$9,821
Dec 16	$10,498	$10,531	$10,661
Dec 17	$11,764	$13,056	$12,225
Dec 18	$11,030	$11,826	$11,643
Dec 19	$12,815	$14,972	$13,860
Dec 20	$14,055	$17,405	$15,632
Dec 21	$15,601	$20,631	$17,227
Dec 22	$13,463	$16,843	$14,682
Dec 23	$15,257	$20,583	$16,623
Dec 24	$16,669	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.26%	5.40%	5.24%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,511,759,198
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,577,783
InvestmentCompanyPortfolioTurnover	14.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,511,759,198
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14.72%
Advisory Fees - net of reimbursement & waiver, if any	$1,577,783

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.5%
Equity Fund	49.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	21.2%
NVIT GS Large Cap Equity Fund, Class Y	19.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.7%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.6%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244895
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Balanced Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,611	$10,769	$10,676
Dec 24	$11,616	$12,652	$11,559

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	9.38%Footnote Reference*	12.17%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderate Target Risk Index	8.27%	11.71%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,511,759,198
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,577,783
InvestmentCompanyPortfolioTurnover	14.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,511,759,198
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14.72%
Advisory Fees - net of reimbursement & waiver, if any	$1,577,783

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.5%
Equity Fund	49.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	21.2%
NVIT GS Large Cap Equity Fund, Class Y	19.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.7%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.6%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060400
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,885	$9,764	$9,821
Dec 16	$10,609	$10,531	$10,661
Dec 17	$12,307	$13,056	$12,225
Dec 18	$11,317	$11,826	$11,643
Dec 19	$13,605	$14,972	$13,860
Dec 20	$15,193	$17,405	$15,632
Dec 21	$17,587	$20,631	$17,227
Dec 22	$14,957	$16,843	$14,682
Dec 23	$17,418	$20,583	$16,623
Dec 24	$19,609	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	12.58%	7.58%	6.97%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,862,171,083
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,891,091
InvestmentCompanyPortfolioTurnover	18.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,862,171,083
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18.82%
Advisory Fees - net of reimbursement & waiver, if any	$1,891,091

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.7%
Fixed Income Fund	30.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	30.4%
NVIT Loomis Core Bond Fund, Class Y	15.1%
NVIT GS International Equity Insights Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	10.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.1%
iShares Core S&P 500 ETF	2.1%
Nationwide Bond Fund, Class R6	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060401
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,867	$9,764	$9,821
Dec 16	$10,590	$10,531	$10,661
Dec 17	$12,263	$13,056	$12,225
Dec 18	$11,263	$11,826	$11,643
Dec 19	$13,542	$14,972	$13,860
Dec 20	$15,095	$17,405	$15,632
Dec 21	$17,474	$20,631	$17,227
Dec 22	$14,844	$16,843	$14,682
Dec 23	$17,260	$20,583	$16,623
Dec 24	$19,423	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.53%	7.48%	6.86%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,862,171,083
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,891,091
InvestmentCompanyPortfolioTurnover	18.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,862,171,083
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18.82%
Advisory Fees - net of reimbursement & waiver, if any	$1,891,091

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.7%
Fixed Income Fund	30.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	30.4%
NVIT Loomis Core Bond Fund, Class Y	15.1%
NVIT GS International Equity Insights Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	10.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.1%
iShares Core S&P 500 ETF	2.1%
Nationwide Bond Fund, Class R6	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244893
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Capital Appreciation Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,672	$10,769	$10,676
Dec 24	$12,026	$12,652	$11,559

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	12.69%	15.20%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderate Target Risk Index	8.27%	11.71%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,862,171,083
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,891,091
InvestmentCompanyPortfolioTurnover	18.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,862,171,083
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18.82%
Advisory Fees - net of reimbursement & waiver, if any	$1,891,091

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.7%
Fixed Income Fund	30.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	30.4%
NVIT Loomis Core Bond Fund, Class Y	15.1%
NVIT GS International Equity Insights Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	10.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.1%
iShares Core S&P 500 ETF	2.1%
Nationwide Bond Fund, Class R6	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060408
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,935	$10,055	$9,908
Dec 16	$10,413	$10,321	$10,370
Dec 17	$11,075	$10,687	$11,096
Dec 18	$10,797	$10,688	$10,962
Dec 19	$11,960	$11,620	$12,194
Dec 20	$12,880	$12,493	$13,379
Dec 21	$13,458	$12,300	$13,681
Dec 22	$11,847	$10,700	$11,882
Dec 23	$12,903	$11,292	$12,802
Dec 24	$13,572	$11,433	$13,258

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.18%	2.56%	3.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 465,146,287
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 500,077
InvestmentCompanyPortfolioTurnover	16.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$465,146,287
Number of Portfolio Holdings	12
Portfolio Turnover Rate	16.43%
Advisory Fees - net of reimbursement & waiver, if any	$500,077

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	79.3%
Equity Fund	20.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	32.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.0%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT GS Large Cap Equity Fund, Class Y	7.7%
NVIT U.S. 130/30 Equity Fund, Class Y	6.2%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	3.3%
iShares Core S&P 500 ETF	1.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.2%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060409
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,927	$10,055	$9,908
Dec 16	$10,385	$10,321	$10,370
Dec 17	$11,045	$10,687	$11,096
Dec 18	$10,757	$10,688	$10,962
Dec 19	$11,905	$11,620	$12,194
Dec 20	$12,809	$12,493	$13,379
Dec 21	$13,370	$12,300	$13,681
Dec 22	$11,756	$10,700	$11,882
Dec 23	$12,794	$11,292	$12,802
Dec 24	$13,447	$11,433	$13,258

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	5.10%	2.47%	3.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 465,146,287
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 500,077
InvestmentCompanyPortfolioTurnover	16.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$465,146,287
Number of Portfolio Holdings	12
Portfolio Turnover Rate	16.43%
Advisory Fees - net of reimbursement & waiver, if any	$500,077

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	79.3%
Equity Fund	20.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	32.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.0%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT GS Large Cap Equity Fund, Class Y	7.7%
NVIT U.S. 130/30 Equity Fund, Class Y	6.2%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	3.3%
iShares Core S&P 500 ETF	1.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.2%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244897
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,514	$10,491	$10,535
Dec 24	$11,077	$10,622	$10,911

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	5.36%	8.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	4.72%
Morningstar® Conservative Target Risk Index	3.57%	6.89%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 465,146,287
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 500,077
InvestmentCompanyPortfolioTurnover	16.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$465,146,287
Number of Portfolio Holdings	12
Portfolio Turnover Rate	16.43%
Advisory Fees - net of reimbursement & waiver, if any	$500,077

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	79.3%
Equity Fund	20.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	32.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.0%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT GS Large Cap Equity Fund, Class Y	7.7%
NVIT U.S. 130/30 Equity Fund, Class Y	6.2%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	3.3%
iShares Core S&P 500 ETF	1.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.2%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139947
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,597	$9,764	$9,821
Dec 16	$10,148	$10,531	$10,661
Dec 17	$11,667	$13,056	$12,225
Dec 18	$10,872	$11,826	$11,643
Dec 19	$12,400	$14,972	$13,860
Dec 20	$13,060	$17,405	$15,632
Dec 21	$14,397	$20,631	$17,227
Dec 22	$12,437	$16,843	$14,682
Dec 23	$14,017	$20,583	$16,623
Dec 24	$15,264	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.90%	4.24%	4.32%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 479,369,026
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 285,814
InvestmentCompanyPortfolioTurnover	16.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$479,369,026
Number of Portfolio Holdings	14
Portfolio Turnover Rate	16.44%
Advisory Fees - net of reimbursement & waiver, if any	$285,814

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	46.9%
Equity Fund	46.5%
Other assets in excess of liabilities	6.6%
NVIT Loomis Core Bond Fund, Class Y	21.0%
NVIT GS Large Cap Equity Fund, Class Y	19.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.5%
NVIT U.S. 130/30 Equity Fund, Class Y	11.4%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.7%
Other Holdings	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000125905
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,571	$9,764	$9,821
Dec 16	$10,102	$10,531	$10,661
Dec 17	$11,594	$13,056	$12,225
Dec 18	$10,781	$11,826	$11,643
Dec 19	$12,275	$14,972	$13,860
Dec 20	$12,893	$17,405	$15,632
Dec 21	$14,193	$20,631	$17,227
Dec 22	$12,231	$16,843	$14,682
Dec 23	$13,758	$20,583	$16,623
Dec 24	$14,956	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.71%	4.03%	4.11%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 479,369,026
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 285,814
InvestmentCompanyPortfolioTurnover	16.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$479,369,026
Number of Portfolio Holdings	14
Portfolio Turnover Rate	16.44%
Advisory Fees - net of reimbursement & waiver, if any	$285,814

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	46.9%
Equity Fund	46.5%
Other assets in excess of liabilities	6.6%
NVIT Loomis Core Bond Fund, Class Y	21.0%
NVIT GS Large Cap Equity Fund, Class Y	19.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.5%
NVIT U.S. 130/30 Equity Fund, Class Y	11.4%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.7%
Other Holdings	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139946
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,538	$9,764	$9,821
Dec 16	$10,149	$10,531	$10,661
Dec 17	$11,973	$13,056	$12,225
Dec 18	$11,161	$11,826	$11,643
Dec 19	$12,901	$14,972	$13,860
Dec 20	$13,873	$17,405	$15,632
Dec 21	$16,054	$20,631	$17,227
Dec 22	$13,632	$16,843	$14,682
Dec 23	$15,352	$20,583	$16,623
Dec 24	$17,090	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.32%	5.78%	5.51%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,122,746,467
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 386,738
InvestmentCompanyPortfolioTurnover	17.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,122,746,467
Number of Portfolio Holdings	15
Portfolio Turnover Rate	17.14%
Advisory Fees - net of reimbursement & waiver, if any	$386,738

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	37.1%
Other assets in excess of liabilities	7.6%
NVIT GS Large Cap Equity Fund, Class Y	25.6%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.5%
NVIT U.S. 130/30 Equity Fund, Class Y	13.5%
NVIT GS International Equity Insights Fund, Class Y	11.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000125904
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,512	$9,764	$9,821
Dec 16	$10,103	$10,531	$10,661
Dec 17	$11,901	$13,056	$12,225
Dec 18	$11,059	$11,826	$11,643
Dec 19	$12,764	$14,972	$13,860
Dec 20	$13,703	$17,405	$15,632
Dec 21	$15,815	$20,631	$17,227
Dec 22	$13,406	$16,843	$14,682
Dec 23	$15,072	$20,583	$16,623
Dec 24	$16,742	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.08%	5.58%	5.29%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,122,746,467
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 386,738
InvestmentCompanyPortfolioTurnover	17.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,122,746,467
Number of Portfolio Holdings	15
Portfolio Turnover Rate	17.14%
Advisory Fees - net of reimbursement & waiver, if any	$386,738

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	37.1%
Other assets in excess of liabilities	7.6%
NVIT GS Large Cap Equity Fund, Class Y	25.6%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.5%
NVIT U.S. 130/30 Equity Fund, Class Y	13.5%
NVIT GS International Equity Insights Fund, Class Y	11.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060402
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,902	$9,764	$9,821
Dec 16	$10,578	$10,531	$10,661
Dec 17	$12,064	$13,056	$12,225
Dec 18	$11,212	$11,826	$11,643
Dec 19	$13,266	$14,972	$13,860
Dec 20	$14,695	$17,405	$15,632
Dec 21	$16,699	$20,631	$17,227
Dec 22	$14,347	$16,843	$14,682
Dec 23	$16,493	$20,583	$16,623
Dec 24	$18,336	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.18%	6.69%	6.25%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,851,906,706
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,879,686
InvestmentCompanyPortfolioTurnover	17.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,851,906,706
Number of Portfolio Holdings	11
Portfolio Turnover Rate	17.01%
Advisory Fees - net of reimbursement & waiver, if any	$1,879,686

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.6%
Fixed Income Fund	40.4%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	25.3%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.7%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060403
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,893	$9,764	$9,821
Dec 16	$10,560	$10,531	$10,661
Dec 17	$12,035	$13,056	$12,225
Dec 18	$11,182	$11,826	$11,643
Dec 19	$13,211	$14,972	$13,860
Dec 20	$14,624	$17,405	$15,632
Dec 21	$16,593	$20,631	$17,227
Dec 22	$14,249	$16,843	$14,682
Dec 23	$16,374	$20,583	$16,623
Dec 24	$18,168	$24,182	$17,997

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.96%	6.58%	6.15%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,851,906,706
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,879,686
InvestmentCompanyPortfolioTurnover	17.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,851,906,706
Number of Portfolio Holdings	11
Portfolio Turnover Rate	17.01%
Advisory Fees - net of reimbursement & waiver, if any	$1,879,686

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.6%
Fixed Income Fund	40.4%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	25.3%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.7%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244894
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderate Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,640	$10,769	$10,676
Dec 24	$11,843	$12,652	$11,559

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	11.31%	13.85%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderate Target Risk Index	8.27%	11.71%

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,851,906,706
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,879,686
InvestmentCompanyPortfolioTurnover	17.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,851,906,706
Number of Portfolio Holdings	11
Portfolio Turnover Rate	17.01%
Advisory Fees - net of reimbursement & waiver, if any	$1,879,686

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.6%
Fixed Income Fund	40.4%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	25.3%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.7%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060398
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,857	$9,764	$9,759
Dec 16	$10,615	$10,531	$10,753
Dec 17	$12,542	$13,056	$12,786
Dec 18	$11,365	$11,826	$11,924
Dec 19	$13,902	$14,972	$14,663
Dec 20	$15,620	$17,405	$16,640
Dec 21	$18,450	$20,631	$18,977
Dec 22	$15,680	$16,843	$16,040
Dec 23	$18,513	$20,583	$18,603
Dec 24	$21,056	$24,182	$20,586

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.74%	8.66%	7.73%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 460,656,366
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 454,940
InvestmentCompanyPortfolioTurnover	21.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$460,656,366
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.97%
Advisory Fees - net of reimbursement & waiver, if any	$454,940

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.7%
Fixed Income Fund	22.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	32.7%
NVIT GS International Equity Insights Fund, Class Y	18.4%
NVIT U.S. 130/30 Equity Fund, Class Y	16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	9.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Nationwide Bond Fund, Class R6	2.0%
iShares Core S&P 500 ETF	0.7%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060399
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,849	$9,764	$9,759
Dec 16	$10,597	$10,531	$10,753
Dec 17	$12,512	$13,056	$12,786
Dec 18	$11,323	$11,826	$11,924
Dec 19	$13,840	$14,972	$14,663
Dec 20	$15,537	$17,405	$16,640
Dec 21	$18,342	$20,631	$18,977
Dec 22	$15,567	$16,843	$16,040
Dec 23	$18,355	$20,583	$18,603
Dec 24	$20,871	$24,182	$20,586

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.71%	8.56%	7.64%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 460,656,366
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 454,940
InvestmentCompanyPortfolioTurnover	21.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$460,656,366
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.97%
Advisory Fees - net of reimbursement & waiver, if any	$454,940

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.7%
Fixed Income Fund	22.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	32.7%
NVIT GS International Equity Insights Fund, Class Y	18.4%
NVIT U.S. 130/30 Equity Fund, Class Y	16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	9.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Nationwide Bond Fund, Class R6	2.0%
iShares Core S&P 500 ETF	0.7%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244892
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Aggressive Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,707	$10,769	$10,744
Dec 24	$12,199	$12,652	$11,889

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	13.84%Footnote Reference*	16.47%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	14.14%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 460,656,366
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 454,940
InvestmentCompanyPortfolioTurnover	21.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$460,656,366
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.97%
Advisory Fees - net of reimbursement & waiver, if any	$454,940

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.7%
Fixed Income Fund	22.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	32.7%
NVIT GS International Equity Insights Fund, Class Y	18.4%
NVIT U.S. 130/30 Equity Fund, Class Y	16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	9.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Nationwide Bond Fund, Class R6	2.0%
iShares Core S&P 500 ETF	0.7%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060406
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,912	$10,055	$9,896
Dec 16	$10,506	$10,321	$10,554
Dec 17	$11,565	$10,687	$11,701
Dec 18	$11,024	$10,688	$11,365
Dec 19	$12,598	$11,620	$13,100
Dec 20	$13,751	$12,493	$14,650
Dec 21	$15,020	$12,300	$15,583
Dec 22	$13,060	$10,700	$13,425
Dec 23	$14,611	$11,292	$14,886
Dec 24	$15,749	$11,433	$15,839

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.79%	4.57%	4.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 481,358,800
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 507,810
InvestmentCompanyPortfolioTurnover	13.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$481,358,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.64%
Advisory Fees - net of reimbursement & waiver, if any	$507,810

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	60.5%
Equity Fund	39.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	25.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.2%
NVIT GS Large Cap Equity Fund, Class Y	15.5%
NVIT Loomis Short Term Bond Fund, Class Y	11.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.9%
NVIT GS International Equity Insights Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	4.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	2.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000060407
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,894	$10,055	$9,896
Dec 16	$10,487	$10,321	$10,554
Dec 17	$11,524	$10,687	$11,701
Dec 18	$10,975	$10,688	$11,365
Dec 19	$12,544	$11,620	$13,100
Dec 20	$13,680	$12,493	$14,650
Dec 21	$14,915	$12,300	$15,583
Dec 22	$12,965	$10,700	$13,425
Dec 23	$14,482	$11,292	$14,886
Dec 24	$15,615	$11,433	$15,839

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	7.82%	4.48%	4.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 481,358,800
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 507,810
InvestmentCompanyPortfolioTurnover	13.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$481,358,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.64%
Advisory Fees - net of reimbursement & waiver, if any	$507,810

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	60.5%
Equity Fund	39.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	25.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.2%
NVIT GS Large Cap Equity Fund, Class Y	15.5%
NVIT Loomis Short Term Bond Fund, Class Y	11.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.9%
NVIT GS International Equity Insights Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	4.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	2.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000244896
Shareholder Report [Line Items]
Fund Name	NVIT Blueprint℠ Moderately Conservative Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,575	$10,491	$10,600
Dec 24	$11,422	$10,622	$11,278

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	7.92%Footnote Reference*	10.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	4.72%
Morningstar® Moderately Conservative Target Risk Index	6.40%	9.63%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Sep. 11, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 481,358,800
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 507,810
InvestmentCompanyPortfolioTurnover	13.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$481,358,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.64%
Advisory Fees - net of reimbursement & waiver, if any	$507,810

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	60.5%
Equity Fund	39.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	25.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.2%
NVIT GS Large Cap Equity Fund, Class Y	15.5%
NVIT Loomis Short Term Bond Fund, Class Y	11.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.9%
NVIT GS International Equity Insights Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	4.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	2.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059803
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$64	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,968	$10,055
Dec 16	$10,337	$10,321
Dec 17	$10,744	$10,687
Dec 18	$10,615	$10,688
Dec 19	$11,664	$11,620
Dec 20	$12,750	$12,493
Dec 21	$12,658	$12,300
Dec 22	$10,954	$10,700
Dec 23	$11,764	$11,292
Dec 24	$12,001	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	2.02%	0.57%	1.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,628,858,332
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 7,677,993
InvestmentCompanyPortfolioTurnover	97.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059804
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$89	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,948	$10,055
Dec 16	$10,280	$10,321
Dec 17	$10,667	$10,687
Dec 18	$10,512	$10,688
Dec 19	$11,521	$11,620
Dec 20	$12,562	$12,493
Dec 21	$12,445	$12,300
Dec 22	$10,734	$10,700
Dec 23	$11,504	$11,292
Dec 24	$11,702	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	1.73%	0.31%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,628,858,332
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 7,677,993
InvestmentCompanyPortfolioTurnover	97.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112230
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$74	0.73%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Dec 21	$9,864	$9,896
Dec 22	$8,523	$8,609
Dec 23	$9,150	$9,085
Dec 24	$9,323	$9,198

Average Annual Return [Table Text Block]
	1 Year	3 Years	Since inception
Class P - (Inception 09/22/2021)	1.89%	-1.86%	-2.12%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.41%	-2.52%

Performance Inception Date	Sep. 22, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,628,858,332
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 7,677,993
InvestmentCompanyPortfolioTurnover	97.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059805
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Core Plus Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$49	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,981	$10,055
Dec 16	$10,364	$10,321
Dec 17	$10,786	$10,687
Dec 18	$10,674	$10,688
Dec 19	$11,750	$11,620
Dec 20	$12,856	$12,493
Dec 21	$12,792	$12,300
Dec 22	$11,073	$10,700
Dec 23	$11,918	$11,292
Dec 24	$12,173	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	2.15%	0.71%	1.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,628,858,332
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 7,677,993
InvestmentCompanyPortfolioTurnover	97.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074474
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$68	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,509	$10,138
Dec 16	$10,891	$11,351
Dec 17	$13,865	$13,828
Dec 18	$13,689	$13,223
Dec 19	$18,838	$17,386
Dec 20	$22,398	$20,586
Dec 21	$29,171	$26,496
Dec 22	$22,724	$21,697
Dec 23	$28,150	$27,402
Dec 24	$34,568	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	22.80%	12.91%	13.21%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,388,577,944
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 9,909,623
InvestmentCompanyPortfolioTurnover	3.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,388,577,944
Number of Portfolio Holdings	515
Portfolio Turnover Rate	3.51%
Advisory Fees - net of reimbursement & waiver, if any	$9,909,623

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	87.9%
Short-Term Investment	7.2%
Repurchase Agreements	0.8%
Other assets in excess of liabilities	4.1%
Semiconductors & Semiconductor Equipment	10.5%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.3%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.8%
Banks	3.1%
Capital Markets	2.9%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	47.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074472
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$96	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,482	$10,138
Dec 16	$10,831	$11,351
Dec 17	$13,762	$13,828
Dec 18	$13,550	$13,223
Dec 19	$18,609	$17,386
Dec 20	$22,057	$20,586
Dec 21	$28,655	$26,496
Dec 22	$22,275	$21,697
Dec 23	$27,523	$27,402
Dec 24	$33,715	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	22.50%	12.62%	12.92%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,388,577,944
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 9,909,623
InvestmentCompanyPortfolioTurnover	3.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,388,577,944
Number of Portfolio Holdings	515
Portfolio Turnover Rate	3.51%
Advisory Fees - net of reimbursement & waiver, if any	$9,909,623

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	87.9%
Short-Term Investment	7.2%
Repurchase Agreements	0.8%
Other assets in excess of liabilities	4.1%
Semiconductors & Semiconductor Equipment	10.5%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.3%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.8%
Banks	3.1%
Capital Markets	2.9%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	47.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074469
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$91	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,573	$10,091	$9,617
Dec 16	$11,529	$11,303	$11,285
Dec 17	$12,529	$13,754	$12,826
Dec 18	$11,358	$13,099	$11,765
Dec 19	$14,419	$17,197	$14,888
Dec 20	$14,634	$20,772	$15,305
Dec 21	$19,688	$26,244	$19,155
Dec 22	$19,465	$21,223	$17,711
Dec 23	$21,187	$26,854	$19,741
Dec 24	$24,431	$33,436	$22,578

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.32%	11.12%	9.34%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 532,693,950
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,932,597
InvestmentCompanyPortfolioTurnover	69.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074470
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$110	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,556	$10,091	$9,617
Dec 16	$11,487	$11,303	$11,285
Dec 17	$12,456	$13,754	$12,826
Dec 18	$11,277	$13,099	$11,765
Dec 19	$14,286	$17,197	$14,888
Dec 20	$14,485	$20,772	$15,305
Dec 21	$19,456	$26,244	$19,155
Dec 22	$19,204	$21,223	$17,711
Dec 23	$20,866	$26,854	$19,741
Dec 24	$24,022	$33,436	$22,578

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.12%	10.95%	9.16%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 532,693,950
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,932,597
InvestmentCompanyPortfolioTurnover	69.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000220662
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$77	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Class X	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,646	$11,117	$11,370
Dec 21	$15,688	$14,057	$14,231
Dec 22	$15,528	$11,368	$13,158
Dec 23	$16,925	$14,384	$14,666
Dec 24	$19,546	$17,910	$16,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class X - (Inception 09/04/2020)	15.49%	7.60%	16.77%
Russell 1000® Index	24.51%	8.41%	14.42%
Russell 1000® Value Index	14.37%	5.63%	12.70%

Performance Inception Date	Sep. 04, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 532,693,950
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,932,597
InvestmentCompanyPortfolioTurnover	69.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000220661
Shareholder Report [Line Items]
Fund Name	NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$104	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Line Graph [Table Text Block]
	Class Z	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,641	$11,117	$11,370
Dec 21	$15,640	$14,057	$14,231
Dec 22	$15,436	$11,368	$13,158
Dec 23	$16,792	$14,384	$14,666
Dec 24	$19,333	$17,910	$16,773

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Z - (Inception 09/04/2020)	15.13%	7.32%	16.47%
Russell 1000® Index	24.51%	8.41%	14.42%
Russell 1000® Value Index	14.37%	5.63%	12.70%

Performance Inception Date	Sep. 04, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 532,693,950
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,932,597
InvestmentCompanyPortfolioTurnover	69.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139944
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$10,014	$10,055
Dec 16	$10,241	$10,321
Dec 17	$10,560	$10,687
Dec 18	$10,522	$10,688
Dec 19	$11,405	$11,620
Dec 20	$12,226	$12,493
Dec 21	$11,972	$12,300
Dec 22	$10,369	$10,700
Dec 23	$10,907	$11,292
Dec 24	$11,025	$11,433

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	1.08%	-0.68%	0.98%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,234,214,416
Holdings Count | Holding	5,873
Advisory Fees Paid, Amount	$ 4,023,692
InvestmentCompanyPortfolioTurnover	66.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,234,214,416
Number of Portfolio Holdings	5,873
Portfolio Turnover Rate	66.71%
Advisory Fees - net of reimbursement & waiver, if any	$4,023,692

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	5.1%
Commercial Mortgage-Backed Securities	1.6%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-3.6%
Banks	4.4%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Insurance	0.6%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033502
Shareholder Report [Line Items]
Fund Name	NVIT Bond Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$24	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$10,035	$10,055
Dec 16	$10,276	$10,321
Dec 17	$10,618	$10,687
Dec 18	$10,586	$10,688
Dec 19	$11,499	$11,620
Dec 20	$12,342	$12,493
Dec 21	$12,104	$12,300
Dec 22	$10,502	$10,700
Dec 23	$11,067	$11,292
Dec 24	$11,194	$11,433

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	1.14%	-0.54%	1.13%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,234,214,416
Holdings Count | Holding	5,873
Advisory Fees Paid, Amount	$ 4,023,692
InvestmentCompanyPortfolioTurnover	66.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,234,214,416
Number of Portfolio Holdings	5,873
Portfolio Turnover Rate	66.71%
Advisory Fees - net of reimbursement & waiver, if any	$4,023,692

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	5.1%
Commercial Mortgage-Backed Securities	1.6%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-3.6%
Banks	4.4%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Insurance	0.6%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059800
Shareholder Report [Line Items]
Fund Name	NVIT Calvert Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$81	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,968	$10,091	$10,567
Dec 16	$10,976	$11,303	$11,315
Dec 17	$13,019	$13,754	$14,733
Dec 18	$12,265	$13,099	$14,511
Dec 19	$15,455	$17,197	$19,792
Dec 20	$17,520	$20,772	$27,409
Dec 21	$22,217	$26,243	$34,974
Dec 22	$17,125	$21,224	$24,783
Dec 23	$20,652	$26,854	$35,360
Dec 24	$22,435	$33,436	$41,293

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.63%	7.74%	8.42%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 101,972,653
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 632,482
InvestmentCompanyPortfolioTurnover	8.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,972,653
Number of Portfolio Holdings	45
Portfolio Turnover Rate	8.36%
Advisory Fees - net of reimbursement & waiver, if any	$632,482

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.4%
Other assets in excess of liabilities	2.6%
Financial Services	13.8%
Life Sciences Tools & Services	11.9%
Software	9.6%
Capital Markets	8.8%
Chemicals	7.2%
IT Services	6.8%
Specialty Retail	5.3%
Interactive Media & Services	4.9%
Electronic Equipment, Instruments & Components	4.3%
Professional Services	4.2%
Other Industries	23.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059801
Shareholder Report [Line Items]
Fund Name	NVIT Calvert Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$90	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,958	$10,091	$10,567
Dec 16	$10,965	$11,303	$11,315
Dec 17	$12,978	$13,754	$14,733
Dec 18	$12,216	$13,099	$14,511
Dec 19	$15,398	$17,197	$19,792
Dec 20	$17,451	$20,772	$27,409
Dec 21	$22,120	$26,243	$34,974
Dec 22	$17,044	$21,224	$24,783
Dec 23	$20,568	$26,854	$35,360
Dec 24	$22,311	$33,436	$41,293

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.47%	7.70%	8.36%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 101,972,653
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 632,482
InvestmentCompanyPortfolioTurnover	8.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,972,653
Number of Portfolio Holdings	45
Portfolio Turnover Rate	8.36%
Advisory Fees - net of reimbursement & waiver, if any	$632,482

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.4%
Other assets in excess of liabilities	2.6%
Financial Services	13.8%
Life Sciences Tools & Services	11.9%
Software	9.6%
Capital Markets	8.8%
Chemicals	7.2%
IT Services	6.8%
Specialty Retail	5.3%
Interactive Media & Services	4.9%
Electronic Equipment, Instruments & Components	4.3%
Professional Services	4.2%
Other Industries	23.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074475
Shareholder Report [Line Items]
Fund Name	NVIT Columbia Overseas Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$101	0.99%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Class I	MSCI EAFE® Index	MSCI EAFE® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,610	$9,919	$9,432
Dec 16	$9,717	$10,018	$9,905
Dec 17	$11,924	$12,526	$12,029
Dec 18	$10,054	$10,798	$10,251
Dec 19	$11,309	$13,175	$11,901
Dec 20	$11,895	$14,205	$11,588
Dec 21	$13,132	$15,805	$12,850
Dec 22	$12,345	$13,521	$12,133
Dec 23	$14,266	$15,987	$14,432
Dec 24	$14,872	$16,598	$15,252

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	4.34%Footnote Reference*	5.63%	4.05%
MSCI EAFE® Index	3.82%	4.73%	5.20%
MSCI EAFE® Value Index	5.68%	5.09%	4.31%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 223,202,035
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,753,356
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,202,035
Number of Portfolio Holdings	111
Portfolio Turnover Rate	55.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,753,356

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	5.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-4.7%
Japan	24.1%
United States	15.0%
France	10.7%
United Kingdom	10.0%
Netherlands	5.9%
Germany	3.8%
Canada	3.4%
Spain	2.5%
Israel	2.4%
Australia	2.3%
Other CountriesFootnote Reference#	19.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000220664
Shareholder Report [Line Items]
Fund Name	NVIT Columbia Overseas Value Fund
Class Name	Class X
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$87	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Class X	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,698	$12,627	$12,827
Dec 22	$11,954	$10,802	$12,111
Dec 23	$13,827	$12,773	$14,406
Dec 24	$14,441	$13,261	$15,224

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class X - (Inception 10/09/2020)	4.44%	4.38%	9.08%
MSCI EAFE® Index	3.82%	1.65%	6.90%
MSCI EAFE® Value Index	5.68%	5.88%	10.45%

Performance Inception Date	Oct. 09, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 223,202,035
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,753,356
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,202,035
Number of Portfolio Holdings	111
Portfolio Turnover Rate	55.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,753,356

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	5.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-4.7%
Japan	24.1%
United States	15.0%
France	10.7%
United Kingdom	10.0%
Netherlands	5.9%
Germany	3.8%
Canada	3.4%
Spain	2.5%
Israel	2.4%
Australia	2.3%
Other CountriesFootnote Reference#	19.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000220663
Shareholder Report [Line Items]
Fund Name	NVIT Columbia Overseas Value Fund
Class Name	Class Z
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$112	1.10%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Line Graph [Table Text Block]
	Class Z	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,664	$12,627	$12,827
Dec 22	$11,888	$10,802	$12,111
Dec 23	$13,715	$12,773	$14,406
Dec 24	$14,277	$13,261	$15,224

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Z - (Inception 10/09/2020)	4.10%	4.08%	8.79%
MSCI EAFE® Index	3.82%	1.65%	6.90%
MSCI EAFE® Value Index	5.68%	5.88%	10.45%

Performance Inception Date	Oct. 09, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 223,202,035
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,753,356
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,202,035
Number of Portfolio Holdings	111
Portfolio Turnover Rate	55.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,753,356

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	5.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-4.7%
Japan	24.1%
United States	15.0%
France	10.7%
United Kingdom	10.0%
Netherlands	5.9%
Germany	3.8%
Canada	3.4%
Spain	2.5%
Israel	2.4%
Australia	2.3%
Other CountriesFootnote Reference#	19.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059797
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") (formerly known as NVIT Core Bond Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$59	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,928	$10,055
Dec 16	$10,459	$10,321
Dec 17	$10,919	$10,687
Dec 18	$10,873	$10,688
Dec 19	$11,845	$11,620
Dec 20	$12,676	$12,493
Dec 21	$12,545	$12,300
Dec 22	$10,702	$10,700
Dec 23	$11,257	$11,292
Dec 24	$11,412	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	1.37%	-0.74%	1.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,858,410,786
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 6,847,939
InvestmentCompanyPortfolioTurnover	58.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,858,410,786
Number of Portfolio Holdings	366
Portfolio Turnover Rate	58.79%
Advisory Fees - net of reimbursement & waiver, if any	$6,847,939

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	34.8%
Corporate Bonds	30.2%
Mortgage-Backed Securities	21.8%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	1.6%
Short-Term Investment	1.5%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.2%
Banks	5.3%
Electric Utilities	4.7%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.1%
Food Products	1.1%
Specialized REITs	0.8%
Health Care Providers & Services	0.8%
Ground Transportation	0.7%
Containers & Packaging	0.7%
Other Industries	78.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059798
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") (formerly known as NVIT Core Bond Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$84	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,912	$10,055
Dec 16	$10,408	$10,321
Dec 17	$10,843	$10,687
Dec 18	$10,768	$10,688
Dec 19	$11,705	$11,620
Dec 20	$12,498	$12,493
Dec 21	$12,341	$12,300
Dec 22	$10,492	$10,700
Dec 23	$11,023	$11,292
Dec 24	$11,146	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	1.12%	-0.97%	1.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,858,410,786
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 6,847,939
InvestmentCompanyPortfolioTurnover	58.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,858,410,786
Number of Portfolio Holdings	366
Portfolio Turnover Rate	58.79%
Advisory Fees - net of reimbursement & waiver, if any	$6,847,939

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	34.8%
Corporate Bonds	30.2%
Mortgage-Backed Securities	21.8%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	1.6%
Short-Term Investment	1.5%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.2%
Banks	5.3%
Electric Utilities	4.7%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.1%
Food Products	1.1%
Specialized REITs	0.8%
Health Care Providers & Services	0.8%
Ground Transportation	0.7%
Containers & Packaging	0.7%
Other Industries	78.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059799
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Core Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") (formerly known as NVIT Core Bond Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$44	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,944	$10,055
Dec 16	$10,492	$10,321
Dec 17	$10,970	$10,687
Dec 18	$10,941	$10,688
Dec 19	$11,936	$11,620
Dec 20	$12,791	$12,493
Dec 21	$12,679	$12,300
Dec 22	$10,830	$10,700
Dec 23	$11,411	$11,292
Dec 24	$11,585	$11,433

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	1.53%	-0.59%	1.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,858,410,786
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 6,847,939
InvestmentCompanyPortfolioTurnover	58.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,858,410,786
Number of Portfolio Holdings	366
Portfolio Turnover Rate	58.79%
Advisory Fees - net of reimbursement & waiver, if any	$6,847,939

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	34.8%
Corporate Bonds	30.2%
Mortgage-Backed Securities	21.8%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	1.6%
Short-Term Investment	1.5%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.2%
Banks	5.3%
Electric Utilities	4.7%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.1%
Food Products	1.1%
Specialized REITs	0.8%
Health Care Providers & Services	0.8%
Ground Transportation	0.7%
Containers & Packaging	0.7%
Other Industries	78.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000192909
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,003	$10,006
Dec 18	$10,034	$10,007
Dec 19	$10,723	$10,880
Dec 20	$11,134	$11,697
Dec 21	$11,129	$11,517
Dec 22	$9,699	$10,018
Dec 23	$10,284	$10,572
Dec 24	$10,662	$10,704

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class I - (Inception 10/16/2017)	3.69%Footnote Reference*	-0.11%	0.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.95%

Performance Inception Date	Oct. 16, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 88,727,483
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	99.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$88,727,483
Number of Portfolio Holdings	441
Portfolio Turnover Rate	99.10%
Advisory Fees - net of reimbursement & waiver, if any	750,401

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	17.0%
Collateralized Mortgage Obligations	13.3%
Corporate Bonds	12.2%
Commercial Mortgage-Backed Securities	8.4%
Investment Company	1.8%
Other assets in excess of liabilities	6.4%
Oil, Gas & Consumable Fuels	1.7%
Banks	1.3%
Electric Utilities	0.8%
Health Care Providers & Services	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000192910
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$100	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,001	$10,006
Dec 18	$10,031	$10,007
Dec 19	$10,692	$10,880
Dec 20	$11,092	$11,697
Dec 21	$11,042	$11,517
Dec 22	$9,583	$10,018
Dec 23	$10,126	$10,572
Dec 24	$10,448	$10,704

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class II - (Inception 10/16/2017)	3.18%	-0.46%	0.61%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.95%

Performance Inception Date	Oct. 16, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 88,727,483
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	99.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$88,727,483
Number of Portfolio Holdings	441
Portfolio Turnover Rate	99.10%
Advisory Fees - net of reimbursement & waiver, if any	750,401

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	17.0%
Collateralized Mortgage Obligations	13.3%
Corporate Bonds	12.2%
Commercial Mortgage-Backed Securities	8.4%
Investment Company	1.8%
Other assets in excess of liabilities	6.4%
Oil, Gas & Consumable Fuels	1.7%
Banks	1.3%
Electric Utilities	0.8%
Health Care Providers & Services	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000192911
Shareholder Report [Line Items]
Fund Name	NVIT DoubleLine Total Return Tactical Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$59	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,009	$10,006
Dec 18	$10,061	$10,007
Dec 19	$10,770	$10,880
Dec 20	$11,211	$11,697
Dec 21	$11,211	$11,517
Dec 22	$9,772	$10,018
Dec 23	$10,363	$10,572
Dec 24	$10,739	$10,704

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class Y - (Inception 10/16/2017)	3.63%	-0.06%	0.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.95%

Performance Inception Date	Oct. 16, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 88,727,483
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	99.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$88,727,483
Number of Portfolio Holdings	441
Portfolio Turnover Rate	99.10%
Advisory Fees - net of reimbursement & waiver, if any	750,401

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	17.0%
Collateralized Mortgage Obligations	13.3%
Corporate Bonds	12.2%
Commercial Mortgage-Backed Securities	8.4%
Investment Company	1.8%
Other assets in excess of liabilities	6.4%
Oil, Gas & Consumable Fuels	1.7%
Banks	1.3%
Electric Utilities	0.8%
Health Care Providers & Services	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000168057
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$150	1.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Line Graph [Table Text Block]
	Class D	MSCI Emerging Markets® Index
Jul 16	$10,000	$10,000
Dec 16	$9,825	$9,926
Dec 17	$13,862	$13,626
Dec 18	$11,407	$11,640
Dec 19	$13,983	$13,784
Dec 20	$15,790	$16,308
Dec 21	$14,592	$15,893
Dec 22	$10,945	$12,700
Dec 23	$11,361	$13,949
Dec 24	$12,041	$14,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class D - (Inception 07/29/2016)	5.99%	-2.95%	2.23%
MSCI Emerging Markets® Index	7.50%	1.70%	4.93%

Performance Inception Date	Jul. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 141,450,539
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,284,409
InvestmentCompanyPortfolioTurnover	59.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014756
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$120	1.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets® Index
Dec 14	$10,000	$10,000
Dec 15	$8,401	$8,508
Dec 16	$9,049	$9,460
Dec 17	$12,804	$12,987
Dec 18	$10,574	$11,093
Dec 19	$13,000	$13,137
Dec 20	$14,729	$15,542
Dec 21	$13,657	$15,147
Dec 22	$10,278	$12,104
Dec 23	$10,706	$13,294
Dec 24	$11,378	$14,291

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.28%	-2.63%	1.30%
MSCI Emerging Markets® Index	7.50%	1.70%	3.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 141,450,539
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,284,409
InvestmentCompanyPortfolioTurnover	59.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014757
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$146	1.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Line Graph [Table Text Block]
	Class II	MSCI Emerging Markets® Index
Dec 14	$10,000	$10,000
Dec 15	$8,377	$8,508
Dec 16	$9,003	$9,460
Dec 17	$12,714	$12,987
Dec 18	$10,470	$11,093
Dec 19	$12,843	$13,137
Dec 20	$14,512	$15,542
Dec 21	$13,422	$15,147
Dec 22	$10,078	$12,104
Dec 23	$10,467	$13,294
Dec 24	$11,095	$14,291

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.00%	-2.88%	1.04%
MSCI Emerging Markets® Index	7.50%	1.70%	3.64%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 141,450,539
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,284,409
InvestmentCompanyPortfolioTurnover	59.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000075321
Shareholder Report [Line Items]
Fund Name	NVIT Emerging Markets Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$105	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets® Index
Dec 14	$10,000	$10,000
Dec 15	$8,410	$8,508
Dec 16	$9,078	$9,460
Dec 17	$12,862	$12,987
Dec 18	$10,632	$11,093
Dec 19	$13,102	$13,137
Dec 20	$14,855	$15,542
Dec 21	$13,793	$15,147
Dec 22	$10,400	$12,104
Dec 23	$10,850	$13,294
Dec 24	$11,543	$14,291

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	6.40%Footnote Reference*	-2.50%	1.45%
MSCI Emerging Markets® Index	7.50%	1.70%	3.64%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 141,450,539
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,284,409
InvestmentCompanyPortfolioTurnover	59.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014749
Shareholder Report [Line Items]
Fund Name	NVIT Federated High Income Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Federated High Income Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$94	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,739	$10,055	$9,557
Dec 16	$11,118	$10,321	$11,194
Dec 17	$11,869	$10,687	$12,034
Dec 18	$11,513	$10,688	$11,783
Dec 19	$13,210	$11,620	$13,471
Dec 20	$14,005	$12,493	$14,420
Dec 21	$14,700	$12,300	$15,179
Dec 22	$12,946	$10,700	$13,482
Dec 23	$14,646	$11,292	$15,294
Dec 24	$15,565	$11,433	$16,546

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.28%	3.33%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 96,947,348
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 583,487
InvestmentCompanyPortfolioTurnover	26.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$96,947,348
Number of Portfolio Holdings	426
Portfolio Turnover Rate	26.20%
Advisory Fees - net of reimbursement & waiver, if any	$583,487

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	96.8%
Other assets in excess of liabilities	3.2%
Technology	11.3%
Insurance - P&C	8.9%
Cable Satellite	6.5%
Automotive	5.9%
Gaming	5.9%
Midstream	5.7%
Packaging	4.9%
Healthcare	4.8%
Building Materials	4.4%
Consumer Cyclical Services	3.8%
Other Industries	37.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014696
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$71	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,989	$10,055	$10,113
Dec 16	$10,063	$10,321	$10,245
Dec 17	$10,273	$10,687	$10,488
Dec 18	$10,268	$10,688	$10,586
Dec 19	$10,912	$11,620	$11,288
Dec 20	$11,576	$12,493	$12,006
Dec 21	$11,335	$12,300	$11,793
Dec 22	$9,912	$10,700	$10,364
Dec 23	$10,378	$11,292	$10,825
Dec 24	$10,485	$11,433	$10,915

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	1.03%	-0.80%	0.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 287,105,905
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,540,277
InvestmentCompanyPortfolioTurnover	56.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014697
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$96	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,963	$10,055	$10,113
Dec 16	$10,011	$10,321	$10,245
Dec 17	$10,194	$10,687	$10,488
Dec 18	$10,168	$10,688	$10,586
Dec 19	$10,779	$11,620	$11,288
Dec 20	$11,403	$12,493	$12,006
Dec 21	$11,134	$12,300	$11,793
Dec 22	$9,716	$10,700	$10,364
Dec 23	$10,147	$11,292	$10,825
Dec 24	$10,229	$11,433	$10,915

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	0.81%	-1.04%	0.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 287,105,905
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,540,277
InvestmentCompanyPortfolioTurnover	56.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014699
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$71	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class IV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,989	$10,055	$10,113
Dec 16	$10,063	$10,321	$10,245
Dec 17	$10,273	$10,687	$10,488
Dec 18	$10,277	$10,688	$10,586
Dec 19	$10,912	$11,620	$11,288
Dec 20	$11,576	$12,493	$12,006
Dec 21	$11,336	$12,300	$11,793
Dec 22	$9,912	$10,700	$10,364
Dec 23	$10,378	$11,292	$10,825
Dec 24	$10,485	$11,433	$10,915

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class IV	1.03%	-0.80%	0.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 287,105,905
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,540,277
InvestmentCompanyPortfolioTurnover	56.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139942
Shareholder Report [Line Items]
Fund Name	NVIT Government Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$57	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,005	$10,055	$10,113
Dec 16	$10,096	$10,321	$10,245
Dec 17	$10,313	$10,687	$10,488
Dec 18	$10,333	$10,688	$10,586
Dec 19	$10,997	$11,620	$11,288
Dec 20	$11,674	$12,493	$12,006
Dec 21	$11,449	$12,300	$11,793
Dec 22	$10,027	$10,700	$10,364
Dec 23	$10,515	$11,292	$10,825
Dec 24	$10,640	$11,433	$10,915

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	1.18%Footnote Reference*	-0.66%	0.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 287,105,905
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,540,277
InvestmentCompanyPortfolioTurnover	56.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014718
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class I	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,001	$10,009
Dec 17	$10,043	$10,056
Dec 18	$10,183	$10,198
Dec 19	$10,364	$10,380
Dec 20	$10,389	$10,409
Dec 21	$10,389	$10,412
Dec 22	$10,524	$10,550
Dec 23	$11,023	$11,052
Dec 24	$11,562	$11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	4.88%	2.21%	1.46%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,513,248,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,628,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000079439
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$71	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class II	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,000	$10,009
Dec 17	$10,022	$10,056
Dec 18	$10,136	$10,198
Dec 19	$10,291	$10,380
Dec 20	$10,309	$10,409
Dec 21	$10,309	$10,412
Dec 22	$10,426	$10,550
Dec 23	$10,894	$11,052
Dec 24	$11,397	$11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	4.62%	2.06%	1.32%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,513,248,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,628,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014719
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class IV	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,001	$10,009
Dec 17	$10,043	$10,056
Dec 18	$10,183	$10,198
Dec 19	$10,364	$10,380
Dec 20	$10,389	$10,409
Dec 21	$10,389	$10,412
Dec 22	$10,524	$10,550
Dec 23	$11,023	$11,052
Dec 24	$11,562	$11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class IV	4.88%	2.21%	1.46%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,513,248,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,628,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014720
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class V
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class V	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,003	$10,009
Dec 17	$10,050	$10,056
Dec 18	$10,195	$10,198
Dec 19	$10,382	$10,380
Dec 20	$10,409	$10,409
Dec 21	$10,409	$10,412
Dec 22	$10,547	$10,550
Dec 23	$11,053	$11,052
Dec 24	$11,599	$11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class V	4.94%	2.24%	1.49%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,513,248,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,628,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000204950
Shareholder Report [Line Items]
Fund Name	NVIT Government Money Market Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class Y	iMoneyNet Money Fund Average™ Government All
Sep 18	$10,000	$10,000
Dec 18	$10,049	$10,047
Dec 19	$10,243	$10,227
Dec 20	$10,273	$10,255
Dec 21	$10,273	$10,257
Dec 22	$10,417	$10,394
Dec 23	$10,928	$10,889
Dec 24	$11,479	$11,424

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class Y - (Inception 09/28/2018)	5.04%	2.30%	2.23%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	2.05%

Performance Inception Date	Sep. 28, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 3,513,248,570
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,628,455
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000214896
Shareholder Report [Line Items]
Fund Name	NVIT GS Emerging Markets Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$105	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Class Y	MSCI Emerging Markets® Index
Jul 20	$10,000	$10,000
Dec 20	$12,540	$12,193
Dec 21	$12,582	$11,883
Dec 22	$10,209	$9,496
Dec 23	$11,580	$10,429
Dec 24	$12,713	$11,212

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 07/16/2020)	9.79%	0.35%	5.53%
MSCI Emerging Markets® Index	7.50%	-1.92%	2.60%

Performance Inception Date	Jul. 16, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 566,047,730
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 6,363,178
InvestmentCompanyPortfolioTurnover	153.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$566,047,730
Number of Portfolio Holdings	379
Portfolio Turnover Rate	153.24%
Advisory Fees - net of reimbursement & waiver, if any	$6,363,178

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.6%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	0.5%
China	28.3%
India	20.1%
Taiwan	20.0%
South Korea	9.2%
Saudi Arabia	4.1%
Brazil	3.7%
South Africa	3.1%
Thailand	1.9%
United Arab Emirates	1.8%
Indonesia	1.8%
Other CountriesFootnote Reference#	6.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000214897
Shareholder Report [Line Items]
Fund Name	NVIT GS International Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$82	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class Y	MSCI EAFE® Index
Nov 19	$10,000	$10,000
Dec 19	$10,300	$10,346
Dec 20	$10,815	$11,155
Dec 21	$12,074	$12,411
Dec 22	$10,349	$10,618
Dec 23	$12,369	$12,554
Dec 24	$13,246	$13,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 11/14/2019)	7.09%	5.16%	5.63%
MSCI EAFE® Index	3.82%	4.73%	5.30%

Performance Inception Date	Nov. 14, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,021,458,501
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 6,276,958
InvestmentCompanyPortfolioTurnover	169.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,021,458,501
Number of Portfolio Holdings	343
Portfolio Turnover Rate	169.60%
Advisory Fees - net of reimbursement & waiver, if any	$6,276,958

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	0.3%
Japan	24.2%
Germany	12.7%
United Kingdom	9.5%
Australia	8.2%
France	7.6%
United States	7.6%
Sweden	5.2%
Switzerland	4.3%
Netherlands	3.8%
Italy	3.8%
Other CountriesFootnote Reference#	13.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000214898
Shareholder Report [Line Items]
Fund Name	NVIT GS Large Cap Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$65	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index
Oct 19	$10,000	$10,000
Dec 19	$10,619	$10,775
Dec 20	$12,447	$13,015
Dec 21	$16,178	$16,443
Dec 22	$13,010	$13,298
Dec 23	$16,042	$16,826
Dec 24	$20,112	$20,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	25.37%	13.63%	14.42%
Russell 1000® Index	24.51%	14.28%	15.42%

Performance Inception Date	Oct. 24, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,040,123,831
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 11,520,715
InvestmentCompanyPortfolioTurnover	124.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,040,123,831
Number of Portfolio Holdings	255
Portfolio Turnover Rate	124.07%
Advisory Fees - net of reimbursement & waiver, if any	$11,520,715

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Technology Hardware, Storage & Peripherals	7.7%
Interactive Media & Services	7.5%
Financial Services	4.8%
Broadline Retail	4.0%
Banks	3.5%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.8%
Hotels, Restaurants & Leisure	2.7%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000214899
Shareholder Report [Line Items]
Fund Name	NVIT GS Small Cap Equity Insights Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$85	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Index
Oct 19	$10,000	$10,000	$10,000
Dec 19	$11,134	$11,123	$11,318
Dec 20	$12,004	$13,427	$13,577
Dec 21	$14,767	$16,858	$15,589
Dec 22	$11,861	$13,620	$12,403
Dec 23	$14,213	$17,155	$14,503
Dec 24	$16,939	$21,240	$16,176

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/10/2019)	19.18%	8.75%	10.61%
Russell 3000® Index	23.81%	13.86%	15.55%
Russell 2000® Index	11.54%	7.40%	9.63%

Performance Inception Date	Oct. 10, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 192,337,238
Holdings Count | Holding	533
Advisory Fees Paid, Amount	$ 1,562,480
InvestmentCompanyPortfolioTurnover	153.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$192,337,238
Number of Portfolio Holdings	533
Portfolio Turnover Rate	153.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,562,480

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	9.1%
Other liabilities in excess of assets	-7.9%
Banks	8.7%
Software	6.9%
Biotechnology	6.6%
Financial Services	3.5%
Health Care Providers & Services	3.3%
Machinery	2.9%
Specialty Retail	2.8%
Hotels, Restaurants & Leisure	2.7%
Professional Services	2.4%
Construction & Engineering	2.2%
Other IndustriesFootnote Reference#	58.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014702
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$104	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Class I	MSCI ACWI® ex USA
Dec 14	$10,000	$10,000
Dec 15	$9,694	$9,434
Dec 16	$9,779	$9,859
Dec 17	$12,463	$12,539
Dec 18	$10,652	$10,759
Dec 19	$12,689	$13,073
Dec 20	$13,697	$14,465
Dec 21	$15,431	$15,596
Dec 22	$13,252	$13,101
Dec 23	$16,128	$15,147
Dec 24	$17,951	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.31%	7.19%	6.03%
MSCI ACWI® ex USA	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 108,344,760
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 665,079
InvestmentCompanyPortfolioTurnover	81.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,344,760
Number of Portfolio Holdings	223
Portfolio Turnover Rate	81.82%
Advisory Fees - net of reimbursement & waiver, if any	$665,079

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreement	2.2%
Other liabilities in excess of assets	-1.7%
Japan	13.2%
China	9.2%
Canada	8.3%
United Kingdom	7.4%
Taiwan	5.7%
India	5.3%
Switzerland	5.0%
France	4.9%
United States	4.2%
Australia	4.1%
Other CountriesFootnote Reference#	32.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033125
Shareholder Report [Line Items]
Fund Name	NVIT International Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$130	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Class II	MSCI ACWI® ex USA
Dec 14	$10,000	$10,000
Dec 15	$9,678	$9,434
Dec 16	$9,739	$9,859
Dec 17	$12,376	$12,539
Dec 18	$10,544	$10,759
Dec 19	$12,538	$13,073
Dec 20	$13,502	$14,465
Dec 21	$15,176	$15,596
Dec 22	$12,994	$13,101
Dec 23	$15,783	$15,147
Dec 24	$17,521	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.01%	6.92%	5.77%
MSCI ACWI® ex USA	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 108,344,760
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 665,079
InvestmentCompanyPortfolioTurnover	81.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,344,760
Number of Portfolio Holdings	223
Portfolio Turnover Rate	81.82%
Advisory Fees - net of reimbursement & waiver, if any	$665,079

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreement	2.2%
Other liabilities in excess of assets	-1.7%
Japan	13.2%
China	9.2%
Canada	8.3%
United Kingdom	7.4%
Taiwan	5.7%
India	5.3%
Switzerland	5.0%
France	4.9%
United States	4.2%
Australia	4.1%
Other CountriesFootnote Reference#	32.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139945
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Line Graph [Table Text Block]
	Class I	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,904	$9,919
Dec 16	$9,995	$10,018
Dec 17	$12,483	$12,526
Dec 18	$10,759	$10,798
Dec 19	$13,101	$13,175
Dec 20	$14,088	$14,205
Dec 21	$15,616	$15,805
Dec 22	$13,384	$13,521
Dec 23	$15,736	$15,987
Dec 24	$16,226	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	3.11%	4.37%	4.96%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 990,848,477
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,370,054
InvestmentCompanyPortfolioTurnover	5.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033506
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$70	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class II	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,874	$9,919
Dec 16	$9,948	$10,018
Dec 17	$12,391	$12,526
Dec 18	$10,669	$10,798
Dec 19	$12,954	$13,175
Dec 20	$13,904	$14,205
Dec 21	$15,368	$15,805
Dec 22	$13,139	$13,521
Dec 23	$15,413	$15,987
Dec 24	$15,858	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	2.89%	4.13%	4.72%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 990,848,477
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,370,054
InvestmentCompanyPortfolioTurnover	5.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033509
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class VIII
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$82	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Line Graph [Table Text Block]
	Class VIII	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,861	$9,919
Dec 16	$9,913	$10,018
Dec 17	$12,337	$12,526
Dec 18	$10,594	$10,798
Dec 19	$12,840	$13,175
Dec 20	$13,755	$14,205
Dec 21	$15,179	$15,805
Dec 22	$12,962	$13,521
Dec 23	$15,195	$15,987
Dec 24	$15,603	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class VIII	2.68%	3.97%	4.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 990,848,477
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,370,054
InvestmentCompanyPortfolioTurnover	5.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033505
Shareholder Report [Line Items]
Fund Name	NVIT International Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$31	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class Y	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,926	$9,919
Dec 16	$10,029	$10,018
Dec 17	$12,549	$12,526
Dec 18	$10,838	$10,798
Dec 19	$13,210	$13,175
Dec 20	$14,221	$14,205
Dec 21	$15,783	$15,805
Dec 22	$13,551	$13,521
Dec 23	$15,951	$15,987
Dec 24	$16,469	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	3.25%	4.51%	5.12%
MSCI EAFE® Index	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 990,848,477
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,370,054
InvestmentCompanyPortfolioTurnover	5.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014736
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") (formerly known as NVIT Multi-Manager Small Cap Growth Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$120	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,076	$10,048	$9,862
Dec 16	$10,912	$11,322	$10,978
Dec 17	$13,632	$13,714	$13,412
Dec 18	$12,550	$12,998	$12,164
Dec 19	$17,032	$17,013	$15,628
Dec 20	$23,996	$20,536	$21,040
Dec 21	$26,469	$25,784	$21,635
Dec 22	$18,432	$20,831	$15,932
Dec 23	$21,651	$26,239	$18,905
Dec 24	$26,243	$32,486	$20,434

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.21%	9.03%	10.13%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 182,102,628
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,268,594
InvestmentCompanyPortfolioTurnover	116.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$182,102,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	116.42%
Advisory Fees - net of reimbursement & waiver, if any	$1,268,594

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.8%
Repurchase Agreement	4.1%
Other liabilities in excess of assets	-0.9%
Software	14.3%
Capital Markets	7.1%
Machinery	6.8%
Health Care Providers & Services	5.7%
Biotechnology	5.6%
Semiconductors & Semiconductor Equipment	5.4%
Health Care Equipment & Supplies	5.3%
Hotels, Restaurants & Leisure	4.6%
Electronic Equipment, Instruments & Components	4.2%
Construction & Engineering	3.8%
Other IndustriesFootnote Reference#	37.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014737
Shareholder Report [Line Items]
Fund Name	NVIT Invesco Small Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") (formerly known as NVIT Multi-Manager Small Cap Growth Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$147	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,053	$10,048	$9,862
Dec 16	$10,863	$11,322	$10,978
Dec 17	$13,540	$13,714	$13,412
Dec 18	$12,428	$12,998	$12,164
Dec 19	$16,825	$17,013	$15,628
Dec 20	$23,641	$20,536	$21,040
Dec 21	$26,016	$25,784	$21,635
Dec 22	$18,079	$20,831	$15,932
Dec 23	$21,182	$26,239	$18,905
Dec 24	$25,614	$32,486	$20,434

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	20.92%	8.77%	9.86%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 182,102,628
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,268,594
InvestmentCompanyPortfolioTurnover	116.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$182,102,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	116.42%
Advisory Fees - net of reimbursement & waiver, if any	$1,268,594

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.8%
Repurchase Agreement	4.1%
Other liabilities in excess of assets	-0.9%
Software	14.3%
Capital Markets	7.1%
Machinery	6.8%
Health Care Providers & Services	5.7%
Biotechnology	5.6%
Semiconductors & Semiconductor Equipment	5.4%
Health Care Equipment & Supplies	5.3%
Hotels, Restaurants & Leisure	4.6%
Electronic Equipment, Instruments & Components	4.2%
Construction & Engineering	3.8%
Other IndustriesFootnote Reference#	37.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014704
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,900	$9,764	$9,733
Dec 16	$10,837	$10,531	$10,834
Dec 17	$12,835	$13,056	$13,214
Dec 18	$11,698	$11,826	$12,134
Dec 19	$14,474	$14,972	$15,281
Dec 20	$16,330	$17,405	$17,303
Dec 21	$18,861	$20,631	$20,298
Dec 22	$15,299	$16,843	$17,064
Dec 23	$18,264	$20,583	$20,187
Dec 24	$20,571	$24,183	$22,710

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.63%	7.28%	7.48%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 391,410,444
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 509,281
InvestmentCompanyPortfolioTurnover	65.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$391,410,444
Number of Portfolio Holdings	14
Portfolio Turnover Rate	65.50%
Advisory Fees - net of reimbursement & waiver, if any	$509,281

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.9%
NVIT International Index Fund, Class Y	12.0%
Nationwide International Equity Portfolio, Class R6	9.8%
NVIT Bond Index Fund, Class Y	7.9%
NVIT Mid Cap Index Fund, Class Y	7.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
iShares Core S&P 500 ETF	1.4%
iShares 7-10 Year Treasury Bond ETF	1.0%
iShares Core S&P Small-Cap ETF	1.0%
Other Holdings	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112221
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,921	$9,764	$9,733
Dec 16	$10,866	$10,531	$10,834
Dec 17	$12,893	$13,056	$13,214
Dec 18	$11,777	$11,826	$12,134
Dec 19	$14,580	$14,972	$15,281
Dec 20	$16,476	$17,405	$17,303
Dec 21	$19,069	$20,631	$20,298
Dec 22	$15,489	$16,843	$17,064
Dec 23	$18,512	$20,583	$20,187
Dec 24	$20,883	$24,183	$22,710

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	12.81%	7.45%	7.64%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 391,410,444
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 509,281
InvestmentCompanyPortfolioTurnover	65.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$391,410,444
Number of Portfolio Holdings	14
Portfolio Turnover Rate	65.50%
Advisory Fees - net of reimbursement & waiver, if any	$509,281

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.9%
NVIT International Index Fund, Class Y	12.0%
Nationwide International Equity Portfolio, Class R6	9.8%
NVIT Bond Index Fund, Class Y	7.9%
NVIT Mid Cap Index Fund, Class Y	7.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
iShares Core S&P 500 ETF	1.4%
iShares 7-10 Year Treasury Bond ETF	1.0%
iShares Core S&P Small-Cap ETF	1.0%
Other Holdings	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074482
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,983	$9,764	$9,821
Dec 16	$10,612	$10,531	$10,661
Dec 17	$11,793	$13,056	$12,225
Dec 18	$11,221	$11,826	$11,643
Dec 19	$12,942	$14,972	$13,860
Dec 20	$14,160	$17,405	$15,632
Dec 21	$15,327	$20,631	$17,227
Dec 22	$13,029	$16,843	$14,682
Dec 23	$14,728	$20,583	$16,623
Dec 24	$15,876	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	7.79%	4.17%	4.73%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,093,110,089
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,511,220
InvestmentCompanyPortfolioTurnover	46.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,093,110,089
Number of Portfolio Holdings	17
Portfolio Turnover Rate	46.21%
Advisory Fees - net of reimbursement & waiver, if any	$1,511,220

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	49.6%
Fixed Income Fund	46.1%
Money Market Fund	4.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Bond Index Fund, Class Y	29.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.7%
iShares 7-10 Year Treasury Bond ETF	5.4%
NVIT International Index Fund, Class Y	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Core Bond Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112234
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Balanced Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$43	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,999	$9,764	$9,821
Dec 16	$10,641	$10,531	$10,661
Dec 17	$11,839	$13,056	$12,225
Dec 18	$11,291	$11,826	$11,643
Dec 19	$13,042	$14,972	$13,860
Dec 20	$14,282	$17,405	$15,632
Dec 21	$15,489	$20,631	$17,227
Dec 22	$13,191	$16,843	$14,682
Dec 23	$14,924	$20,583	$16,623
Dec 24	$16,110	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	7.95%	4.31%	4.88%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,093,110,089
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,511,220
InvestmentCompanyPortfolioTurnover	46.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,093,110,089
Number of Portfolio Holdings	17
Portfolio Turnover Rate	46.21%
Advisory Fees - net of reimbursement & waiver, if any	$1,511,220

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	49.6%
Fixed Income Fund	46.1%
Money Market Fund	4.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Bond Index Fund, Class Y	29.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.7%
iShares 7-10 Year Treasury Bond ETF	5.4%
NVIT International Index Fund, Class Y	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Core Bond Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000074480
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,947	$9,764	$9,821
Dec 16	$10,717	$10,531	$10,661
Dec 17	$12,304	$13,056	$12,225
Dec 18	$11,507	$11,826	$11,643
Dec 19	$13,802	$14,972	$13,860
Dec 20	$15,406	$17,405	$15,632
Dec 21	$17,279	$20,631	$17,227
Dec 22	$14,244	$16,843	$14,682
Dec 23	$16,577	$20,583	$16,623
Dec 24	$18,312	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.47%	5.82%	6.24%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,052,044,973
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,435,874
InvestmentCompanyPortfolioTurnover	55.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,052,044,973
Number of Portfolio Holdings	18
Portfolio Turnover Rate	55.20%
Advisory Fees - net of reimbursement & waiver, if any	$1,435,874

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.8%
Fixed Income Fund	29.7%
Money Market Fund	0.6%
Repurchase Agreement	0.5%
Other liabilities in excess of assets	-0.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.2%
NVIT Bond Index Fund, Class Y	22.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
NVIT International Index Fund, Class Y	7.3%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	2.5%
NVIT Mid Cap Index Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
iShares 7-10 Year Treasury Bond ETF	1.7%
Other HoldingsFootnote Reference#	6.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112233
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Capital Appreciation Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,961	$9,764	$9,821
Dec 16	$10,752	$10,531	$10,661
Dec 17	$12,365	$13,056	$12,225
Dec 18	$11,578	$11,826	$11,643
Dec 19	$13,907	$14,972	$13,860
Dec 20	$15,548	$17,405	$15,632
Dec 21	$17,472	$20,631	$17,227
Dec 22	$14,415	$16,843	$14,682
Dec 23	$16,803	$20,583	$16,623
Dec 24	$18,596	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	10.67%	5.98%	6.40%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,052,044,973
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,435,874
InvestmentCompanyPortfolioTurnover	55.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,052,044,973
Number of Portfolio Holdings	18
Portfolio Turnover Rate	55.20%
Advisory Fees - net of reimbursement & waiver, if any	$1,435,874

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.8%
Fixed Income Fund	29.7%
Money Market Fund	0.6%
Repurchase Agreement	0.5%
Other liabilities in excess of assets	-0.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.2%
NVIT Bond Index Fund, Class Y	22.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
NVIT International Index Fund, Class Y	7.3%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	2.5%
NVIT Mid Cap Index Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
iShares 7-10 Year Treasury Bond ETF	1.7%
Other HoldingsFootnote Reference#	6.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014706
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,026	$10,055	$9,908
Dec 16	$10,454	$10,321	$10,370
Dec 17	$11,048	$10,687	$11,096
Dec 18	$10,849	$10,688	$10,962
Dec 19	$11,883	$11,620	$12,194
Dec 20	$12,681	$12,493	$13,379
Dec 21	$13,030	$12,300	$13,681
Dec 22	$11,441	$10,700	$11,882
Dec 23	$12,360	$11,292	$12,802
Dec 24	$12,832	$11,433	$13,259

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	3.82%	1.55%	2.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 443,988,182
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 616,961
InvestmentCompanyPortfolioTurnover	36.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$443,988,182
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.09%
Advisory Fees - net of reimbursement & waiver, if any	$616,961

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	72.8%
Equity Fund	20.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	-0.1%
NVIT Bond Index Fund, Class Y	38.7%
NVIT Loomis Short Term Bond Fund, Class Y	10.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.2%
NVIT Loomis Core Bond Fund, Class Y	8.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.9%
iShares 7-10 Year Treasury Bond ETF	5.8%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
iShares 20+ Year Treasury Bond ETF	2.1%
Other Holdings	6.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112222
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$43	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,045	$10,055	$9,908
Dec 16	$10,481	$10,321	$10,370
Dec 17	$11,099	$10,687	$11,096
Dec 18	$10,919	$10,688	$10,962
Dec 19	$11,972	$11,620	$12,194
Dec 20	$12,804	$12,493	$13,379
Dec 21	$13,168	$12,300	$13,681
Dec 22	$11,582	$10,700	$11,882
Dec 23	$12,528	$11,292	$12,802
Dec 24	$13,034	$11,433	$13,259

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	4.04%	1.71%	2.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 443,988,182
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 616,961
InvestmentCompanyPortfolioTurnover	36.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$443,988,182
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.09%
Advisory Fees - net of reimbursement & waiver, if any	$616,961

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	72.8%
Equity Fund	20.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	-0.1%
NVIT Bond Index Fund, Class Y	38.7%
NVIT Loomis Short Term Bond Fund, Class Y	10.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.2%
NVIT Loomis Core Bond Fund, Class Y	8.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.9%
iShares 7-10 Year Treasury Bond ETF	5.8%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
iShares 20+ Year Treasury Bond ETF	2.1%
Other Holdings	6.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139949
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,690	$9,764	$9,821
Dec 16	$10,266	$10,531	$10,661
Dec 17	$11,734	$13,056	$12,225
Dec 18	$11,103	$11,826	$11,643
Dec 19	$12,587	$14,972	$13,860
Dec 20	$13,195	$17,405	$15,632
Dec 21	$14,214	$20,631	$17,227
Dec 22	$12,242	$16,843	$14,682
Dec 23	$13,758	$20,583	$16,623
Dec 24	$14,834	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.83%	3.34%	4.02%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 403,947,024
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 437,481
InvestmentCompanyPortfolioTurnover	52.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$403,947,024
Number of Portfolio Holdings	21
Portfolio Turnover Rate	52.20%
Advisory Fees - net of reimbursement & waiver, if any	$437,481

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	46.4%
Fixed Income Fund	42.8%
Money Market Fund	4.0%
Other assets in excess of liabilities	6.8%
NVIT Bond Index Fund, Class Y	30.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.9%
iShares 7-10 Year Treasury Bond ETF	5.3%
NVIT International Index Fund, Class Y	5.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.3%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT Loomis Core Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000125907
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth & Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$57	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,676	$9,764	$9,821
Dec 16	$10,228	$10,531	$10,661
Dec 17	$11,663	$13,056	$12,225
Dec 18	$11,007	$11,826	$11,643
Dec 19	$12,438	$14,972	$13,860
Dec 20	$13,005	$17,405	$15,632
Dec 21	$13,990	$20,631	$17,227
Dec 22	$12,008	$16,843	$14,682
Dec 23	$13,465	$20,583	$16,623
Dec 24	$14,488	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	7.60%	3.10%	3.78%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 403,947,024
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 437,481
InvestmentCompanyPortfolioTurnover	52.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$403,947,024
Number of Portfolio Holdings	21
Portfolio Turnover Rate	52.20%
Advisory Fees - net of reimbursement & waiver, if any	$437,481

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	46.4%
Fixed Income Fund	42.8%
Money Market Fund	4.0%
Other assets in excess of liabilities	6.8%
NVIT Bond Index Fund, Class Y	30.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.9%
iShares 7-10 Year Treasury Bond ETF	5.3%
NVIT International Index Fund, Class Y	5.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.3%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT Loomis Core Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000139948
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$32	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,629	$9,764	$9,821
Dec 16	$10,325	$10,531	$10,661
Dec 17	$12,104	$13,056	$12,225
Dec 18	$11,400	$11,826	$11,643
Dec 19	$13,169	$14,972	$13,860
Dec 20	$14,037	$17,405	$15,632
Dec 21	$15,768	$20,631	$17,227
Dec 22	$13,410	$16,843	$14,682
Dec 23	$15,180	$20,583	$16,623
Dec 24	$16,611	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.43%	4.75%	5.21%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 975,969,945
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,266,731
InvestmentCompanyPortfolioTurnover	54.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$975,969,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	54.81%
Advisory Fees - net of reimbursement & waiver, if any	$1,266,731

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	34.1%
Money Market Fund	3.0%
Other assets in excess of liabilities	7.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.4%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.1%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000125906
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Managed Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,605	$9,764	$9,821
Dec 16	$10,272	$10,531	$10,661
Dec 17	$12,014	$13,056	$12,225
Dec 18	$11,287	$11,826	$11,643
Dec 19	$13,008	$14,972	$13,860
Dec 20	$13,831	$17,405	$15,632
Dec 21	$15,493	$20,631	$17,227
Dec 22	$13,144	$16,843	$14,682
Dec 23	$14,847	$20,583	$16,623
Dec 24	$16,201	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.12%	4.49%	4.94%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 975,969,945
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,266,731
InvestmentCompanyPortfolioTurnover	54.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$975,969,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	54.81%
Advisory Fees - net of reimbursement & waiver, if any	$1,266,731

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	34.1%
Money Market Fund	3.0%
Other assets in excess of liabilities	7.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.4%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.1%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014708
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,967	$9,764	$9,821
Dec 16	$10,678	$10,531	$10,661
Dec 17	$12,059	$13,056	$12,225
Dec 18	$11,374	$11,826	$11,643
Dec 19	$13,392	$14,972	$13,860
Dec 20	$14,777	$17,405	$15,632
Dec 21	$16,301	$20,631	$17,227
Dec 22	$13,603	$16,843	$14,682
Dec 23	$15,606	$20,583	$16,623
Dec 24	$17,013	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.02%	4.90%	5.46%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,754,871,083
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,386,279
InvestmentCompanyPortfolioTurnover	51.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,754,871,083
Number of Portfolio Holdings	19
Portfolio Turnover Rate	51.63%
Advisory Fees - net of reimbursement & waiver, if any	$2,386,279

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.7%
Fixed Income Fund	37.0%
Money Market Fund	3.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.5%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112223
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderate Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$43	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,985	$9,764	$9,821
Dec 16	$10,711	$10,531	$10,661
Dec 17	$12,121	$13,056	$12,225
Dec 18	$11,451	$11,826	$11,643
Dec 19	$13,492	$14,972	$13,860
Dec 20	$14,921	$17,405	$15,632
Dec 21	$16,479	$20,631	$17,227
Dec 22	$13,761	$16,843	$14,682
Dec 23	$15,819	$20,583	$16,623
Dec 24	$17,270	$24,183	$17,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	9.18%	5.06%	5.62%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,754,871,083
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,386,279
InvestmentCompanyPortfolioTurnover	51.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,754,871,083
Number of Portfolio Holdings	19
Portfolio Turnover Rate	51.63%
Advisory Fees - net of reimbursement & waiver, if any	$2,386,279

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.7%
Fixed Income Fund	37.0%
Money Market Fund	3.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.5%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014710
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,927	$9,764	$9,759
Dec 16	$10,769	$10,531	$10,753
Dec 17	$12,565	$13,056	$12,786
Dec 18	$11,594	$11,826	$11,924
Dec 19	$14,125	$14,972	$14,663
Dec 20	$15,866	$17,405	$16,640
Dec 21	$18,028	$20,631	$18,977
Dec 22	$14,733	$16,843	$16,040
Dec 23	$17,374	$20,583	$18,603
Dec 24	$19,321	$24,183	$20,586

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.21%	6.47%	6.81%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 985,085,701
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,303,481
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$985,085,701
Number of Portfolio Holdings	16
Portfolio Turnover Rate	59.00%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,481

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.8%
Fixed Income Fund	21.9%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
NVIT Bond Index Fund, Class Y	17.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.8%
NVIT International Index Fund, Class Y	10.0%
Nationwide International Equity Portfolio, Class R6	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	4.5%
NVIT Loomis Core Bond Fund, Class Y	2.0%
iShares 7-10 Year Treasury Bond ETF	1.7%
iShares Core S&P Small-Cap ETF	1.1%
Other HoldingsFootnote Reference#	1.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112224
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Aggressive Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,941	$9,764	$9,759
Dec 16	$10,800	$10,531	$10,753
Dec 17	$12,617	$13,056	$12,786
Dec 18	$11,657	$11,826	$11,924
Dec 19	$14,227	$14,972	$14,663
Dec 20	$16,009	$17,405	$16,640
Dec 21	$18,224	$20,631	$18,977
Dec 22	$14,903	$16,843	$16,040
Dec 23	$17,606	$20,583	$18,603
Dec 24	$19,619	$24,183	$20,586

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	11.43%	6.64%	6.97%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 985,085,701
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,303,481
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$985,085,701
Number of Portfolio Holdings	16
Portfolio Turnover Rate	59.00%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,481

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.8%
Fixed Income Fund	21.9%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
NVIT Bond Index Fund, Class Y	17.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.8%
NVIT International Index Fund, Class Y	10.0%
Nationwide International Equity Portfolio, Class R6	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	4.5%
NVIT Loomis Core Bond Fund, Class Y	2.0%
iShares 7-10 Year Treasury Bond ETF	1.7%
iShares Core S&P Small-Cap ETF	1.1%
Other HoldingsFootnote Reference#	1.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014712
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$-	$10,000	$10,000
Dec 15	$9,997	$-	$10,055	$9,896
Dec 16	$10,567	$-	$10,321	$10,554
Dec 17	$11,540	$-	$10,687	$11,701
Dec 18	$11,110	$-	$10,688	$11,365
Dec 19	$12,608	$-	$11,620	$13,100
Dec 20	$13,686	$-	$12,493	$14,650
Dec 21	$14,604	$-	$12,300	$15,583
Dec 22	$12,502	$-	$10,700	$13,425
Dec 23	$13,908	$-	$11,292	$14,886
Dec 24	$14,755	$-	$11,433	$15,839

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.09%	3.20%	3.97%
MSCI ACWI	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 502,610,113
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 693,896
InvestmentCompanyPortfolioTurnover	40.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$502,610,113
Number of Portfolio Holdings	20
Portfolio Turnover Rate	40.85%
Advisory Fees - net of reimbursement & waiver, if any	$693,896

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	54.5%
Equity Fund	39.6%
Money Market Fund	6.0%
Repurchase Agreement	0.9%
Other liabilities in excess of assets	-1.0%
NVIT Bond Index Fund, Class Y	32.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.5%
NVIT Loomis Core Bond Fund, Class Y	5.0%
iShares 7-10 Year Treasury Bond ETF	3.9%
NVIT International Index Fund, Class Y	3.7%
Nationwide International Equity Portfolio, Class R6	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Other HoldingsFootnote Reference#	12.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000112225
Shareholder Report [Line Items]
Fund Name	NVIT Investor Destinations Moderately Conservative Fund
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,016	$10,055	$9,896
Dec 16	$10,600	$10,321	$10,554
Dec 17	$11,590	$10,687	$11,701
Dec 18	$11,175	$10,688	$11,365
Dec 19	$12,702	$11,620	$13,100
Dec 20	$13,809	$12,493	$14,650
Dec 21	$14,758	$12,300	$15,583
Dec 22	$12,642	$10,700	$13,425
Dec 23	$14,089	$11,292	$14,886
Dec 24	$14,982	$11,433	$15,839

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	6.34%	3.36%	4.13%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 502,610,113
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 693,896
InvestmentCompanyPortfolioTurnover	40.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$502,610,113
Number of Portfolio Holdings	20
Portfolio Turnover Rate	40.85%
Advisory Fees - net of reimbursement & waiver, if any	$693,896

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	54.5%
Equity Fund	39.6%
Money Market Fund	6.0%
Repurchase Agreement	0.9%
Other liabilities in excess of assets	-1.0%
NVIT Bond Index Fund, Class Y	32.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.5%
NVIT Loomis Core Bond Fund, Class Y	5.0%
iShares 7-10 Year Treasury Bond ETF	3.9%
NVIT International Index Fund, Class Y	3.7%
Nationwide International Equity Portfolio, Class R6	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Other HoldingsFootnote Reference#	12.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000203213
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fixed Income ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,851	$10,844
Dec 20	$11,624	$11,658
Dec 21	$11,389	$11,479
Dec 22	$9,824	$9,985
Dec 23	$10,337	$10,538
Dec 24	$10,421	$10,669

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	0.81%	-0.81%	0.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.10%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 76,913,789
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 20,261
InvestmentCompanyPortfolioTurnover	2.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$76,913,789
Number of Portfolio Holdings	10
Portfolio Turnover Rate	2.64%
Advisory Fees - net of reimbursement & waiver, if any	$20,261

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	19.0%
Other liabilities in excess of assets	-18.9%
iShares Core U.S. Aggregate Bond ETF	41.9%
iShares Core 1-5 Year USD Bond ETF	12.8%
iShares MBS ETF	8.4%
iShares Core Total USD Bond Market ETF	8.4%
iShares Core 10+ Year USD Bond ETF	8.2%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	11.6%
Pershing LLC	2.2%
BofA Securities, Inc.	1.1%
CF Secured, LLC	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000203214
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fixed Income ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,897	$10,844
Dec 20	$11,742	$11,658
Dec 21	$11,556	$11,479
Dec 22	$10,018	$9,985
Dec 23	$10,595	$10,538
Dec 24	$10,739	$10,669

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	1.36%	-0.29%	1.21%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.10%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 76,913,789
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 20,261
InvestmentCompanyPortfolioTurnover	2.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$76,913,789
Number of Portfolio Holdings	10
Portfolio Turnover Rate	2.64%
Advisory Fees - net of reimbursement & waiver, if any	$20,261

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	19.0%
Other liabilities in excess of assets	-18.9%
iShares Core U.S. Aggregate Bond ETF	41.9%
iShares Core 1-5 Year USD Bond ETF	12.8%
iShares MBS ETF	8.4%
iShares Core Total USD Bond Market ETF	8.4%
iShares Core 10+ Year USD Bond ETF	8.2%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	11.6%
Pershing LLC	2.2%
BofA Securities, Inc.	1.1%
CF Secured, LLC	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000203211
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Equity ETF Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$72	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class II	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,923	$12,032	$12,147
Dec 20	$13,803	$13,987	$14,078
Dec 21	$16,821	$16,580	$17,150
Dec 22	$14,066	$13,536	$14,406
Dec 23	$16,947	$16,541	$17,833
Dec 24	$19,585	$19,434	$21,163

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	15.57%	10.43%	11.99%
MSCI ACWI	17.49%	10.06%	11.86%
MSCI World Index - Net Return	18.67%	11.17%	12.96%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 94,213,861
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 43,237
InvestmentCompanyPortfolioTurnover	12.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$94,213,861
Number of Portfolio Holdings	15
Portfolio Turnover Rate	12.38%
Advisory Fees - net of reimbursement & waiver, if any	$43,237

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	99.3%
Repurchase Agreement	6.9%
Other liabilities in excess of assets	-6.2%
iShares Core S&P Total U.S. Stock Market ETF	26.1%
iShares Core S&P Mid-Cap ETF	17.0%
iShares Core MSCI International Developed Markets ETF	12.5%
iShares Core MSCI EAFE ETF	10.6%
iShares U.S. Equity Factor ETF	8.5%
iShares Core S&P 500 ETF	6.6%
iShares Core S&P Small-Cap ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.0%
iShares MSCI USA Quality Factor ETF	2.0%
iShares U.S. Small-Cap Equity Factor ETF	1.9%
Other HoldingsFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000203212
Shareholder Report [Line Items]
Fund Name	NVIT iShares<sup style="box-sizing: border-box; color: rgb(22, 87, 165); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Equity ETF Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Line Graph [Table Text Block]
	Class Y	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,982	$12,032	$12,147
Dec 20	$13,938	$13,987	$14,078
Dec 21	$17,062	$16,580	$17,150
Dec 22	$14,338	$13,536	$14,406
Dec 23	$17,357	$16,541	$17,833
Dec 24	$20,167	$19,434	$21,163

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	16.19%	10.97%	12.54%
MSCI ACWI	17.49%	10.06%	11.86%
MSCI World Index - Net Return	18.67%	11.17%	12.96%

Performance Inception Date	Jan. 23, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 94,213,861
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 43,237
InvestmentCompanyPortfolioTurnover	12.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$94,213,861
Number of Portfolio Holdings	15
Portfolio Turnover Rate	12.38%
Advisory Fees - net of reimbursement & waiver, if any	$43,237

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	99.3%
Repurchase Agreement	6.9%
Other liabilities in excess of assets	-6.2%
iShares Core S&P Total U.S. Stock Market ETF	26.1%
iShares Core S&P Mid-Cap ETF	17.0%
iShares Core MSCI International Developed Markets ETF	12.5%
iShares Core MSCI EAFE ETF	10.6%
iShares U.S. Equity Factor ETF	8.5%
iShares Core S&P 500 ETF	6.6%
iShares Core S&P Small-Cap ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.0%
iShares MSCI USA Quality Factor ETF	2.0%
iShares U.S. Small-Cap Equity Factor ETF	1.9%
Other HoldingsFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000234864
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$74	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index	S&P North American Technology Sector Index™
Apr 22	$10,000	$10,000	$10,000
Dec 22	$7,760	$9,259	$8,400
Dec 23	$13,141	$11,715	$13,535
Dec 24	$18,067	$14,587	$18,418

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	37.48%	24.70%
Russell 1000® Index	24.51%	15.11%
S&P North American Technology Sector Index™	36.08%	25.56%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 10,844,915
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	77.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,844,915
Number of Portfolio Holdings	37
Portfolio Turnover Rate	77.54%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.2%
Other assets in excess of liabilities	4.8%
Semiconductors & Semiconductor Equipment	28.1%
Software	27.5%
Interactive Media & Services	13.2%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	7.7%
Communications Equipment	6.2%
Broadline Retail	3.0%
Hotels, Restaurants & Leisure	2.1%
Financial Services	1.8%
Entertainment	1.5%
Other Industries	0.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000234865
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Innovators Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$69	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index
Apr 22	$10,000	$10,000
Dec 22	$8,670	$9,259
Dec 23	$11,633	$11,715
Dec 24	$14,315	$14,587

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	23.05%	14.33%
Russell 1000® Index	24.51%	15.11%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 7,672,933
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	96.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,672,933
Number of Portfolio Holdings	55
Portfolio Turnover Rate	96.08%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.8%
Other assets in excess of liabilities	4.2%
Software	14.2%
Semiconductors & Semiconductor Equipment	14.0%
Broadline Retail	8.9%
Technology Hardware, Storage & Peripherals	7.7%
Financial Services	7.3%
Health Care Equipment & Supplies	4.7%
Capital Markets	4.2%
Health Care Providers & Services	3.2%
Interactive Media & Services	3.0%
Tobacco	3.0%
Other Industries	29.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000234866
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan Large Cap Growth Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$72	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class Y	Russell 1000® Index	Russell 1000® Growth Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$9,181	$9,259	$8,795
Dec 23	$12,408	$11,715	$12,549
Dec 24	$16,489	$14,587	$16,735

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	32.89%	20.52%
Russell 1000® Index	24.51%	15.11%
Russell 1000® Growth Index	33.36%	21.16%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 18,343,462
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$18,343,462
Number of Portfolio Holdings	73
Portfolio Turnover Rate	51.74%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	93.6%
Exchange Traded Fund	1.9%
Other assets in excess of liabilities	4.5%
Software	17.1%
Semiconductors & Semiconductor Equipment	14.0%
Interactive Media & Services	10.4%
Broadline Retail	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.9%
Entertainment	4.6%
Capital Markets	3.9%
Automobiles	3.9%
Hotels, Restaurants & Leisure	3.4%
Other Industries	24.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000210766
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$105	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,051	$10,995
Dec 20	$13,923	$13,018
Dec 21	$17,811	$16,756
Dec 22	$14,359	$13,721
Dec 23	$18,197	$17,328
Dec 24	$22,503	$21,664

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 10/04/2019)	23.66%	15.28%	16.74%
S&P 500® Index	25.02%	14.53%	16.19%

Performance Inception Date	Oct. 04, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,019,846,542
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,923,760
InvestmentCompanyPortfolioTurnover	54.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,019,846,542
Number of Portfolio Holdings	52
Portfolio Turnover Rate	54.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,923,760

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
Semiconductors & Semiconductor Equipment	15.0%
Software	11.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.4%
Broadline Retail	4.8%
Biotechnology	4.3%
Banks	4.1%
Hotels, Restaurants & Leisure	3.8%
Electric Utilities	3.6%
Health Care Equipment & Supplies	3.2%
Other Industries	35.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000210767
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan U.S. Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$48	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,070	$10,995
Dec 20	$14,006	$13,018
Dec 21	$18,009	$16,756
Dec 22	$14,594	$13,721
Dec 23	$18,580	$17,328
Dec 24	$23,095	$21,664

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/04/2019)	24.23%Footnote Reference*	15.84%	17.32%
S&P 500® Index	25.02%	14.53%	16.19%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Performance Inception Date	Oct. 04, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,019,846,542
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,923,760
InvestmentCompanyPortfolioTurnover	54.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,019,846,542
Number of Portfolio Holdings	52
Portfolio Turnover Rate	54.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,923,760

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
Semiconductors & Semiconductor Equipment	15.0%
Software	11.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.4%
Broadline Retail	4.8%
Biotechnology	4.3%
Banks	4.1%
Hotels, Restaurants & Leisure	3.8%
Electric Utilities	3.6%
Health Care Equipment & Supplies	3.2%
Other Industries	35.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000234867
Shareholder Report [Line Items]
Fund Name	NVIT J.P. Morgan US Technology Leaders Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$71	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 1000® Equal Weight Technology Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$8,170	$9,269	$8,562
Dec 23	$13,470	$11,675	$12,462
Dec 24	$17,312	$14,455	$14,394

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	28.52%	22.73%
Russell 3000® Index	23.81%	14.72%
Russell 1000® Equal Weight Technology Index	15.50%	14.54%

Performance Inception Date	Apr. 27, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 17,077,769
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$17,077,769
Number of Portfolio Holdings	59
Portfolio Turnover Rate	60.67%
Advisory Fees - net of reimbursement & waiver, if any	$-

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.1%
Other assets in excess of liabilities	3.9%
Software	27.5%
Semiconductors & Semiconductor Equipment	19.9%
Interactive Media & Services	8.9%
Entertainment	8.8%
IT Services	7.3%
Broadline Retail	5.8%
Automobiles	4.6%
Communications Equipment	3.5%
Capital Markets	3.2%
Media	2.1%
Other Industries	8.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059820
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$85	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$9,892	$10,138
Dec 16	$11,238	$11,351
Dec 17	$14,030	$13,828
Dec 18	$13,362	$13,223
Dec 19	$17,113	$17,386
Dec 20	$19,432	$20,586
Dec 21	$24,595	$26,496
Dec 22	$20,398	$21,697
Dec 23	$25,170	$27,402
Dec 24	$30,577	$30,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.48%	12.31%	11.82%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 248,699,974
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,330,639
InvestmentCompanyPortfolioTurnover	66.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$248,699,974
Number of Portfolio Holdings	135
Portfolio Turnover Rate	66.02%
Advisory Fees - net of reimbursement & waiver, if any	$1,330,639

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	1.4%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	10.4%
Technology Hardware, Storage & Peripherals	9.5%
Software	8.3%
Insurance	5.6%
Hotels, Restaurants & Leisure	5.0%
Health Care Providers & Services	3.6%
Ground Transportation	3.4%
Interactive Media & Services	3.4%
Financial Services	3.0%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059821
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Core Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$96	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$9,881	$10,138
Dec 16	$11,219	$11,351
Dec 17	$13,997	$13,828
Dec 18	$13,296	$13,223
Dec 19	$17,030	$17,386
Dec 20	$19,312	$20,586
Dec 21	$24,415	$26,496
Dec 22	$20,238	$21,697
Dec 23	$24,932	$27,402
Dec 24	$30,287	$30,991

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.48%	12.20%	11.72%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 248,699,974
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,330,639
InvestmentCompanyPortfolioTurnover	66.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$248,699,974
Number of Portfolio Holdings	135
Portfolio Turnover Rate	66.02%
Advisory Fees - net of reimbursement & waiver, if any	$1,330,639

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	1.4%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	10.4%
Technology Hardware, Storage & Peripherals	9.5%
Software	8.3%
Insurance	5.6%
Hotels, Restaurants & Leisure	5.0%
Health Care Providers & Services	3.6%
Ground Transportation	3.4%
Interactive Media & Services	3.4%
Financial Services	3.0%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059811
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$79	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,343	$10,091	$10,567
Dec 16	$10,570	$11,303	$11,315
Dec 17	$13,762	$13,754	$14,733
Dec 18	$13,339	$13,099	$14,511
Dec 19	$17,411	$17,197	$19,792
Dec 20	$22,650	$20,772	$27,409
Dec 21	$31,812	$26,243	$34,974
Dec 22	$27,839	$21,224	$24,783
Dec 23	$37,682	$26,854	$35,360
Dec 24	$47,502	$33,436	$41,293

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	26.06%	22.23%	16.86%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 434,572,356
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,527,487
InvestmentCompanyPortfolioTurnover	100.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$434,572,356
Number of Portfolio Holdings	261
Portfolio Turnover Rate	100.08%
Advisory Fees - net of reimbursement & waiver, if any	$1,527,487

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.9%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-2.2%
Software	16.3%
Technology Hardware, Storage & Peripherals	10.6%
Semiconductors & Semiconductor Equipment	7.7%
Hotels, Restaurants & Leisure	7.7%
Interactive Media & Services	5.2%
Health Care Equipment & Supplies	3.8%
Commercial Services & Supplies	3.5%
Entertainment	3.5%
Health Care Providers & Services	3.2%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	35.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059812
Shareholder Report [Line Items]
Fund Name	NVIT Jacobs Levy Large Cap Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$107	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,313	$10,091	$10,567
Dec 16	$10,518	$11,303	$11,315
Dec 17	$13,661	$13,754	$14,733
Dec 18	$13,203	$13,099	$14,511
Dec 19	$17,193	$17,197	$19,792
Dec 20	$22,336	$20,772	$27,409
Dec 21	$31,242	$26,243	$34,974
Dec 22	$27,291	$21,224	$24,783
Dec 23	$36,840	$26,854	$35,360
Dec 24	$46,365	$33,436	$41,293

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	25.86%	21.95%	16.58%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 434,572,356
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,527,487
InvestmentCompanyPortfolioTurnover	100.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$434,572,356
Number of Portfolio Holdings	261
Portfolio Turnover Rate	100.08%
Advisory Fees - net of reimbursement & waiver, if any	$1,527,487

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.9%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-2.2%
Software	16.3%
Technology Hardware, Storage & Peripherals	10.6%
Semiconductors & Semiconductor Equipment	7.7%
Hotels, Restaurants & Leisure	7.7%
Interactive Media & Services	5.2%
Health Care Equipment & Supplies	3.8%
Commercial Services & Supplies	3.5%
Entertainment	3.5%
Health Care Providers & Services	3.2%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	35.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059825
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$55	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,992	$10,055	$10,065
Dec 16	$10,266	$10,321	$10,194
Dec 17	$10,466	$10,687	$10,279
Dec 18	$10,569	$10,688	$10,444
Dec 19	$11,027	$11,620	$10,865
Dec 20	$11,380	$12,493	$11,227
Dec 21	$11,330	$12,300	$11,174
Dec 22	$10,719	$10,700	$10,762
Dec 23	$11,357	$11,292	$11,258
Dec 24	$11,964	$11,433	$11,748

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.35%	1.65%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,181,635,446
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 4,114,659
InvestmentCompanyPortfolioTurnover	248.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,181,635,446
Number of Portfolio Holdings	415
Portfolio Turnover Rate	248.47%
Advisory Fees - net of reimbursement & waiver, if any	$4,114,659

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bond	41.3%
Asset-Backed Security	32.2%
U.S. Treasury Obligation	21.1%
Repurchase Agreement	6.4%
Commercial Mortgage-Backed Security	2.5%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-5.1%
Banks	8.0%
Capital Markets	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	2.8%
Financial Services	2.0%
Electric Utilities	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.4%
Health Care Providers & Services	1.1%
Automobiles	1.1%
Other IndustriesFootnote Reference#	72.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059826
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$81	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,966	$10,055	$10,065
Dec 16	$10,214	$10,321	$10,194
Dec 17	$10,376	$10,687	$10,279
Dec 18	$10,461	$10,688	$10,444
Dec 19	$10,888	$11,620	$10,865
Dec 20	$11,197	$12,493	$11,227
Dec 21	$11,131	$12,300	$11,174
Dec 22	$10,500	$10,700	$10,762
Dec 23	$11,097	$11,292	$11,258
Dec 24	$11,658	$11,433	$11,748

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class II	5.06%	1.38%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,181,635,446
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 4,114,659
InvestmentCompanyPortfolioTurnover	248.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,181,635,446
Number of Portfolio Holdings	415
Portfolio Turnover Rate	248.47%
Advisory Fees - net of reimbursement & waiver, if any	$4,114,659

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bond	41.3%
Asset-Backed Security	32.2%
U.S. Treasury Obligation	21.1%
Repurchase Agreement	6.4%
Commercial Mortgage-Backed Security	2.5%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-5.1%
Banks	8.0%
Capital Markets	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	2.8%
Financial Services	2.0%
Electric Utilities	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.4%
Health Care Providers & Services	1.1%
Automobiles	1.1%
Other IndustriesFootnote Reference#	72.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059827
Shareholder Report [Line Items]
Fund Name	NVIT Loomis Short Term Bond Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,006	$10,055	$10,065
Dec 16	$10,303	$10,321	$10,194
Dec 17	$10,517	$10,687	$10,279
Dec 18	$10,633	$10,688	$10,444
Dec 19	$11,109	$11,620	$10,865
Dec 20	$11,478	$12,493	$11,227
Dec 21	$11,456	$12,300	$11,174
Dec 22	$10,846	$10,700	$10,762
Dec 23	$11,509	$11,292	$11,258
Dec 24	$12,140	$11,433	$11,748

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	5.49%	1.79%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,181,635,446
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 4,114,659
InvestmentCompanyPortfolioTurnover	248.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,181,635,446
Number of Portfolio Holdings	415
Portfolio Turnover Rate	248.47%
Advisory Fees - net of reimbursement & waiver, if any	$4,114,659

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bond	41.3%
Asset-Backed Security	32.2%
U.S. Treasury Obligation	21.1%
Repurchase Agreement	6.4%
Commercial Mortgage-Backed Security	2.5%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-5.1%
Banks	8.0%
Capital Markets	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	2.8%
Financial Services	2.0%
Electric Utilities	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.4%
Health Care Providers & Services	1.1%
Automobiles	1.1%
Other IndustriesFootnote Reference#	72.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000138646
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Asset Allocation Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$74	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000	$10,000	$10,000
Dec 15	$9,775	$10,138	$10,120	$10,055
Dec 16	$10,611	$11,351	$10,951	$10,321
Dec 17	$12,473	$13,828	$12,512	$10,687
Dec 18	$11,872	$13,223	$12,230	$10,688
Dec 19	$14,124	$17,386	$14,934	$11,620
Dec 20	$15,126	$20,586	$17,229	$12,493
Dec 21	$17,048	$26,496	$19,979	$12,300
Dec 22	$14,611	$21,697	$16,800	$10,700
Dec 23	$17,127	$27,402	$19,775	$11,292
Dec 24	$19,889	$34,257	$22,768	$11,433

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.13%	7.08%	7.12%
S&P 500® Index	25.02%	14.53%	13.10%
Blended IndexFootnote Reference1	15.13%	8.80%	8.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 2,823,591,753
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,190,813
InvestmentCompanyPortfolioTurnover	11.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,823,591,753
Number of Portfolio Holdings	9
Portfolio Turnover Rate	11.67%
Advisory Fees - net of reimbursement & waiver, if any	$4,190,813

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	44.9%
Balanced Fund	28.7%
Fixed Income Fund	18.6%
Other assets in excess of liabilities	7.8%
American Balanced Fund, Class R6	31.1%
American Funds Growth Fund, Class 1	28.9%
American Funds Washington Mutual Investors Fund, Class 1	19.7%
Bond Fund of America (The), Class R6	15.2%
American Funds U.S. Government Securities Fund, Class 1	5.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000138647
Shareholder Report [Line Items]
Fund Name	NVIT Managed American Funds Growth-Income Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$76	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,014	$10,138
Dec 16	$11,020	$11,351
Dec 17	$13,411	$13,828
Dec 18	$13,066	$13,223
Dec 19	$15,938	$17,386
Dec 20	$17,051	$20,586
Dec 21	$20,879	$26,496
Dec 22	$17,661	$21,697
Dec 23	$21,955	$27,402
Dec 24	$26,639	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.33%	10.82%	10.29%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 749,057,116
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,098,681
InvestmentCompanyPortfolioTurnover	7.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$749,057,116
Number of Portfolio Holdings	4
Portfolio Turnover Rate	7.15%
Advisory Fees - net of reimbursement & waiver, if any	$1,098,681

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	96.1%
Other assets in excess of liabilities	3.9%
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014721
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$43	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,747	$10,048	$9,782
Dec 16	$11,724	$11,322	$11,811
Dec 17	$13,574	$13,714	$13,729
Dec 18	$12,029	$12,998	$12,208
Dec 19	$15,114	$17,013	$15,406
Dec 20	$17,096	$20,536	$17,511
Dec 21	$21,244	$25,784	$21,846
Dec 22	$18,398	$20,831	$18,993
Dec 23	$21,352	$26,239	$22,116
Dec 24	$24,233	$32,486	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.49%	9.90%	9.25%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,221,651,839
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,478,501
InvestmentCompanyPortfolioTurnover	18.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,221,651,839
Number of Portfolio Holdings	410
Portfolio Turnover Rate	18.09%
Advisory Fees - net of reimbursement & waiver, if any	$2,478,501

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	5.8%
Other liabilities in excess of assets	-4.8%
Banks	6.2%
Machinery	4.6%
Specialty Retail	4.5%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Software	3.5%
Hotels, Restaurants & Leisure	3.2%
Electronic Equipment, Instruments & Components	2.9%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014722
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	S&P MidCap 400® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,723	$10,048	$9,782
Dec 16	$11,669	$11,322	$11,811
Dec 17	$13,486	$13,714	$13,729
Dec 18	$11,926	$12,998	$12,208
Dec 19	$14,957	$17,013	$15,406
Dec 20	$16,876	$20,536	$17,511
Dec 21	$20,927	$25,784	$21,846
Dec 22	$18,091	$20,831	$18,993
Dec 23	$20,952	$26,239	$22,116
Dec 24	$23,728	$32,486	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.25%	9.67%	9.03%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,221,651,839
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,478,501
InvestmentCompanyPortfolioTurnover	18.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,221,651,839
Number of Portfolio Holdings	410
Portfolio Turnover Rate	18.09%
Advisory Fees - net of reimbursement & waiver, if any	$2,478,501

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	5.8%
Other liabilities in excess of assets	-4.8%
Banks	6.2%
Machinery	4.6%
Specialty Retail	4.5%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Software	3.5%
Hotels, Restaurants & Leisure	3.2%
Electronic Equipment, Instruments & Components	2.9%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000034093
Shareholder Report [Line Items]
Fund Name	NVIT Mid Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$27	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	S&P MidCap 400® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,757	$10,048	$9,782
Dec 16	$11,754	$11,322	$11,811
Dec 17	$13,631	$13,714	$13,729
Dec 18	$12,093	$12,998	$12,208
Dec 19	$15,224	$17,013	$15,406
Dec 20	$17,246	$20,536	$17,511
Dec 21	$21,460	$25,784	$21,846
Dec 22	$18,612	$20,831	$18,993
Dec 23	$21,633	$26,239	$22,116
Dec 24	$24,586	$32,486	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	13.65%	10.06%	9.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,221,651,839
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,478,501
InvestmentCompanyPortfolioTurnover	18.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,221,651,839
Number of Portfolio Holdings	410
Portfolio Turnover Rate	18.09%
Advisory Fees - net of reimbursement & waiver, if any	$2,478,501

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	5.8%
Other liabilities in excess of assets	-4.8%
Banks	6.2%
Machinery	4.6%
Specialty Retail	4.5%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Software	3.5%
Hotels, Restaurants & Leisure	3.2%
Electronic Equipment, Instruments & Components	2.9%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014739
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$109	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,398	$10,048	$9,253
Dec 16	$11,835	$11,322	$12,190
Dec 17	$12,907	$13,714	$13,146
Dec 18	$10,719	$12,998	$11,455
Dec 19	$12,756	$17,013	$14,020
Dec 20	$13,413	$20,536	$14,669
Dec 21	$17,711	$25,784	$18,816
Dec 22	$15,424	$20,831	$16,091
Dec 23	$18,115	$26,239	$18,449
Dec 24	$19,298	$32,486	$19,766

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.53%	8.63%	6.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 207,021,446
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,755,887
InvestmentCompanyPortfolioTurnover	40.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,021,446
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,755,887

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.7%
Banks	9.7%
Health Care Providers & Services	6.3%
Insurance	6.0%
Chemicals	4.3%
Building Products	4.3%
Professional Services	3.6%
Specialty Retail	3.4%
Software	3.3%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014740
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$135	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,371	$10,048	$9,253
Dec 16	$11,771	$11,322	$12,190
Dec 17	$12,802	$13,714	$13,146
Dec 18	$10,610	$12,998	$11,455
Dec 19	$12,593	$17,013	$14,020
Dec 20	$13,216	$20,536	$14,669
Dec 21	$17,390	$25,784	$18,816
Dec 22	$15,101	$20,831	$16,091
Dec 23	$17,691	$26,239	$18,449
Dec 24	$18,805	$32,486	$19,766

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.30%	8.35%	6.52%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 207,021,446
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,755,887
InvestmentCompanyPortfolioTurnover	40.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,021,446
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,755,887

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.7%
Banks	9.7%
Health Care Providers & Services	6.3%
Insurance	6.0%
Chemicals	4.3%
Building Products	4.3%
Professional Services	3.6%
Specialty Retail	3.4%
Software	3.3%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014742
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Cap Value Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$109	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class IV	Russell 3000® Index	Russell 2000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,390	$10,048	$9,253
Dec 16	$11,834	$11,322	$12,190
Dec 17	$12,907	$13,714	$13,146
Dec 18	$10,720	$12,998	$11,455
Dec 19	$12,757	$17,013	$14,020
Dec 20	$13,414	$20,536	$14,669
Dec 21	$17,697	$25,784	$18,816
Dec 22	$15,407	$20,831	$16,091
Dec 23	$18,117	$26,239	$18,449
Dec 24	$19,281	$32,486	$19,766

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	6.43%	8.61%	6.79%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 207,021,446
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,755,887
InvestmentCompanyPortfolioTurnover	40.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,021,446
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,755,887

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.7%
Banks	9.7%
Health Care Providers & Services	6.3%
Insurance	6.0%
Chemicals	4.3%
Building Products	4.3%
Professional Services	3.6%
Specialty Retail	3.4%
Software	3.3%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014743
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$111	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,837	$10,048	$9,559
Dec 16	$12,082	$11,322	$11,596
Dec 17	$13,712	$13,714	$13,295
Dec 18	$11,980	$12,998	$11,831
Dec 19	$15,052	$17,013	$14,850
Dec 20	$18,467	$20,536	$17,815
Dec 21	$24,162	$25,784	$20,455
Dec 22	$19,627	$20,831	$16,274
Dec 23	$22,373	$26,239	$19,029
Dec 24	$25,300	$32,486	$20,517

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.08%	10.94%	9.73%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 380,121,142
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 2,976,706
InvestmentCompanyPortfolioTurnover	69.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$380,121,142
Number of Portfolio Holdings	453
Portfolio Turnover Rate	69.07%
Advisory Fees - net of reimbursement & waiver, if any	$2,976,706

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-2.6%
Banks	10.8%
Software	7.5%
Biotechnology	5.1%
Insurance	4.3%
Capital Markets	3.5%
Household Durables	3.3%
Metals & Mining	3.2%
Specialty Retail	3.2%
Machinery	3.0%
Health Care Equipment & Supplies	2.8%
Other IndustriesFootnote Reference#	53.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014744
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$137	1.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.29%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,811	$10,048	$9,559
Dec 16	$12,022	$11,322	$11,596
Dec 17	$13,609	$13,714	$13,295
Dec 18	$11,862	$12,998	$11,831
Dec 19	$14,870	$17,013	$14,850
Dec 20	$18,194	$20,536	$17,815
Dec 21	$23,745	$25,784	$20,455
Dec 22	$19,237	$20,831	$16,274
Dec 23	$21,871	$26,239	$19,029
Dec 24	$24,679	$32,486	$20,517

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.84%	10.66%	9.45%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 380,121,142
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 2,976,706
InvestmentCompanyPortfolioTurnover	69.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$380,121,142
Number of Portfolio Holdings	453
Portfolio Turnover Rate	69.07%
Advisory Fees - net of reimbursement & waiver, if any	$2,976,706

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-2.6%
Banks	10.8%
Software	7.5%
Biotechnology	5.1%
Insurance	4.3%
Capital Markets	3.5%
Household Durables	3.3%
Metals & Mining	3.2%
Specialty Retail	3.2%
Machinery	3.0%
Health Care Equipment & Supplies	2.8%
Other IndustriesFootnote Reference#	53.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014746
Shareholder Report [Line Items]
Fund Name	NVIT Multi-Manager Small Company Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$111	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class IV	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,837	$10,048	$9,559
Dec 16	$12,078	$11,322	$11,596
Dec 17	$13,709	$13,714	$13,295
Dec 18	$11,976	$12,998	$11,831
Dec 19	$15,052	$17,013	$14,850
Dec 20	$18,472	$20,536	$17,815
Dec 21	$24,155	$25,784	$20,455
Dec 22	$19,624	$20,831	$16,274
Dec 23	$22,364	$26,239	$19,029
Dec 24	$25,297	$32,486	$20,517

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	13.12%	10.94%	9.73%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 380,121,142
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 2,976,706
InvestmentCompanyPortfolioTurnover	69.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$380,121,142
Number of Portfolio Holdings	453
Portfolio Turnover Rate	69.07%
Advisory Fees - net of reimbursement & waiver, if any	$2,976,706

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-2.6%
Banks	10.8%
Software	7.5%
Biotechnology	5.1%
Insurance	4.3%
Capital Markets	3.5%
Household Durables	3.3%
Metals & Mining	3.2%
Specialty Retail	3.2%
Machinery	3.0%
Health Care Equipment & Supplies	2.8%
Other IndustriesFootnote Reference#	53.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059808
Shareholder Report [Line Items]
Fund Name	NVIT NS Partners International Focused Growth Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$97	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Class I	MSCI EAFE® Index	MSCI EAFE® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,951	$9,919	$10,409
Dec 16	$9,740	$10,018	$10,093
Dec 17	$12,250	$12,526	$13,005
Dec 18	$10,234	$10,798	$11,337
Dec 19	$13,626	$13,175	$14,500
Dec 20	$20,582	$14,205	$17,152
Dec 21	$20,359	$15,805	$19,081
Dec 22	$12,638	$13,521	$14,702
Dec 23	$14,618	$15,987	$17,287
Dec 24	$14,421	$16,598	$17,641

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	-1.35%	1.14%	3.73%
MSCI EAFE® Index	3.82%	4.73%	5.20%
MSCI EAFE® Growth Index	2.05%	4.00%	5.84%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 191,555,165
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,579,753
InvestmentCompanyPortfolioTurnover	46.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,555,165
Number of Portfolio Holdings	47
Portfolio Turnover Rate	46.95%
Advisory Fees - net of reimbursement & waiver, if any	$1,579,753

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	2.8%
Other liabilities in excess of assets	-1.9%
Japan	20.8%
Germany	10.7%
Netherlands	10.4%
France	10.0%
United Kingdom	9.7%
United States	8.5%
Switzerland	7.3%
Australia	4.7%
Denmark	4.3%
Hong Kong	3.5%
Other CountriesFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059809
Shareholder Report [Line Items]
Fund Name	NVIT NS Partners International Focused Growth Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$121	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Class II	MSCI EAFE® Index	MSCI EAFE® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,935	$9,919	$10,409
Dec 16	$9,689	$10,018	$10,093
Dec 17	$12,163	$12,526	$13,005
Dec 18	$10,136	$10,798	$11,337
Dec 19	$13,464	$13,175	$14,500
Dec 20	$20,298	$14,205	$17,152
Dec 21	$20,011	$15,805	$19,081
Dec 22	$12,390	$13,521	$14,702
Dec 23	$14,315	$15,987	$17,287
Dec 24	$14,069	$16,598	$17,641

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	-1.72%	0.88%	3.47%
MSCI EAFE® Index	3.82%	4.73%	5.20%
MSCI EAFE® Growth Index	2.05%	4.00%	5.84%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 191,555,165
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,579,753
InvestmentCompanyPortfolioTurnover	46.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,555,165
Number of Portfolio Holdings	47
Portfolio Turnover Rate	46.95%
Advisory Fees - net of reimbursement & waiver, if any	$1,579,753

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	2.8%
Other liabilities in excess of assets	-1.9%
Japan	20.8%
Germany	10.7%
Netherlands	10.4%
France	10.0%
United Kingdom	9.7%
United States	8.5%
Switzerland	7.3%
Australia	4.7%
Denmark	4.3%
Hong Kong	3.5%
Other CountriesFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059822
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$88	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,464	$10,091	$10,446
Dec 16	$10,160	$11,303	$11,141
Dec 17	$10,820	$13,754	$11,560
Dec 18	$10,395	$13,099	$11,072
Dec 19	$13,587	$17,197	$13,629
Dec 20	$12,855	$20,772	$12,103
Dec 21	$18,865	$26,243	$17,659
Dec 22	$13,485	$21,224	$13,063
Dec 23	$15,221	$26,854	$14,895
Dec 24	$16,853	$33,436	$15,621

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.72%	4.40%	5.36%
Russell 1000® Index	24.51%	14.28%	12.87%
Dow Jones U.S. Select Real Estate Securities Index	8.02%	3.37%	4.87%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 214,203,251
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,302,353
InvestmentCompanyPortfolioTurnover	70.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$214,203,251
Number of Portfolio Holdings	35
Portfolio Turnover Rate	70.65%
Advisory Fees - net of reimbursement & waiver, if any	$1,302,353

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Other assets in excess of liabilities	1.9%
Specialized REITs	23.4%
Residential REITs	18.5%
Retail REITs	17.8%
Health Care REITs	13.4%
Industrial REITs	9.8%
Diversified REITs	6.1%
Office REITs	4.8%
Hotels, Restaurants & Leisure	3.3%
Hotel & Resort REITs	1.3%
Health Care Providers & Services	1.1%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059823
Shareholder Report [Line Items]
Fund Name	NVIT Real Estate Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$114	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,434	$10,091	$10,446
Dec 16	$10,111	$11,303	$11,141
Dec 17	$10,732	$13,754	$11,560
Dec 18	$10,297	$13,099	$11,072
Dec 19	$13,431	$17,197	$13,629
Dec 20	$12,666	$20,772	$12,103
Dec 21	$18,534	$26,243	$17,659
Dec 22	$13,212	$21,224	$13,063
Dec 23	$14,882	$26,854	$14,895
Dec 24	$16,443	$33,436	$15,621

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.49%	4.13%	5.10%
Russell 1000® Index	24.51%	14.28%	12.87%
Dow Jones U.S. Select Real Estate Securities Index	8.02%	3.37%	4.87%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 214,203,251
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,302,353
InvestmentCompanyPortfolioTurnover	70.65%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$214,203,251
Number of Portfolio Holdings	35
Portfolio Turnover Rate	70.65%
Advisory Fees - net of reimbursement & waiver, if any	$1,302,353

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Other assets in excess of liabilities	1.9%
Specialized REITs	23.4%
Residential REITs	18.5%
Retail REITs	17.8%
Health Care REITs	13.4%
Industrial REITs	9.8%
Diversified REITs	6.1%
Office REITs	4.8%
Hotels, Restaurants & Leisure	3.3%
Hotel & Resort REITs	1.3%
Health Care Providers & Services	1.1%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033129
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,116	$10,138
Dec 16	$11,296	$11,351
Dec 17	$13,728	$13,828
Dec 18	$13,094	$13,223
Dec 19	$17,174	$17,386
Dec 20	$20,298	$20,586
Dec 21	$26,057	$26,496
Dec 22	$21,284	$21,697
Dec 23	$26,809	$27,402
Dec 24	$33,448	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	24.76%	14.26%	12.83%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 4,259,753,080
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 4,209,479
InvestmentCompanyPortfolioTurnover	1.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033130
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,094	$10,138
Dec 16	$11,245	$11,351
Dec 17	$13,631	$13,828
Dec 18	$12,967	$13,223
Dec 19	$16,966	$17,386
Dec 20	$19,994	$20,586
Dec 21	$25,611	$26,496
Dec 22	$20,857	$21,697
Dec 23	$26,238	$27,402
Dec 24	$32,625	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	24.34%	13.97%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 4,259,753,080
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 4,209,479
InvestmentCompanyPortfolioTurnover	1.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000014735
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class IV
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$29	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]
	Class IV	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,117	$10,138
Dec 16	$11,290	$11,351
Dec 17	$13,721	$13,828
Dec 18	$13,084	$13,223
Dec 19	$17,166	$17,386
Dec 20	$20,276	$20,586
Dec 21	$26,027	$26,496
Dec 22	$21,260	$21,697
Dec 23	$26,785	$27,402
Dec 24	$33,382	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	24.63%	14.23%	12.81%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 4,259,753,080
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 4,209,479
InvestmentCompanyPortfolioTurnover	1.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000034094
Shareholder Report [Line Items]
Fund Name	NVIT S&P 500 Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,128	$10,138
Dec 16	$11,320	$11,351
Dec 17	$13,763	$13,828
Dec 18	$13,138	$13,223
Dec 19	$17,254	$17,386
Dec 20	$20,400	$20,586
Dec 21	$26,213	$26,496
Dec 22	$21,443	$21,697
Dec 23	$27,012	$27,402
Dec 24	$33,732	$34,257

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	24.88%	14.35%	12.93%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 4,259,753,080
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 4,209,479
InvestmentCompanyPortfolioTurnover	1.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033510
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,512	$10,048	$9,559
Dec 16	$11,497	$11,322	$11,596
Dec 17	$13,127	$13,714	$13,295
Dec 18	$11,638	$12,998	$11,831
Dec 19	$14,543	$17,013	$14,850
Dec 20	$17,353	$20,536	$17,815
Dec 21	$19,817	$25,784	$20,455
Dec 22	$15,710	$20,831	$16,274
Dec 23	$18,279	$26,239	$19,029
Dec 24	$20,266	$32,486	$21,225

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.87%	6.86%	7.32%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 475,212,702
Holdings Count | Holding	1,978
Advisory Fees Paid, Amount	$ 821,914
InvestmentCompanyPortfolioTurnover	20.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$475,212,702
Number of Portfolio Holdings	1,978
Portfolio Turnover Rate	20.11%
Advisory Fees - net of reimbursement & waiver, if any	$821,914

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	10.6%
Other liabilities in excess of assets	-9.7%
Banks	9.3%
Biotechnology	7.5%
Software	6.0%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.7%
Electronic Equipment, Instruments & Components	2.7%
Health Care Providers & Services	2.4%
Financial Services	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Other IndustriesFootnote Reference#	58.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000033512
Shareholder Report [Line Items]
Fund Name	NVIT Small Cap Index Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,546	$10,048	$9,559
Dec 16	$11,572	$11,322	$11,596
Dec 17	$13,256	$13,714	$13,295
Dec 18	$11,787	$12,998	$11,831
Dec 19	$14,781	$17,013	$14,850
Dec 20	$17,695	$20,536	$17,815
Dec 21	$20,269	$25,784	$20,455
Dec 22	$16,122	$20,831	$16,274
Dec 23	$18,813	$26,239	$19,029
Dec 24	$20,948	$32,486	$21,225

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	11.35%	7.22%	7.68%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 475,212,702
Holdings Count | Holding	1,978
Advisory Fees Paid, Amount	$ 821,914
InvestmentCompanyPortfolioTurnover	20.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$475,212,702
Number of Portfolio Holdings	1,978
Portfolio Turnover Rate	20.11%
Advisory Fees - net of reimbursement & waiver, if any	$821,914

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	10.6%
Other liabilities in excess of assets	-9.7%
Banks	9.3%
Biotechnology	7.5%
Software	6.0%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.7%
Electronic Equipment, Instruments & Components	2.7%
Health Care Providers & Services	2.4%
Financial Services	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Other IndustriesFootnote Reference#	58.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000216457
Shareholder Report [Line Items]
Fund Name	NVIT U.S. 130/30 Equity Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$88	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$10,505	$10,795
Dec 20	$12,238	$12,781
Dec 21	$16,654	$16,451
Dec 22	$16,927	$13,472
Dec 23	$21,358	$17,013
Dec 24	$25,980	$21,270

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	21.64%	19.85%	20.21%
S&P 500® Index	25.02%	14.53%	15.65%

Performance Inception Date	Oct. 24, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 1,078,084,789
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 6,974,318
InvestmentCompanyPortfolioTurnover	98.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,078,084,789
Number of Portfolio Holdings	288
Portfolio Turnover Rate	98.83%
Advisory Fees - net of reimbursement & waiver, if any	$6,974,318

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.2%
Other assets in excess of liabilities	2.8%
Semiconductors & Semiconductor Equipment	9.2%
Software	8.4%
Technology Hardware, Storage & Peripherals	6.6%
Hotels, Restaurants & Leisure	6.4%
Insurance	5.0%
Health Care Providers & Services	3.3%
Health Care Equipment & Supplies	3.3%
Chemicals	3.3%
Interactive Media & Services	3.2%
Consumer Finance	3.2%
Other Industries	48.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059817
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") (formerly known as NVIT Multi-Manager Mid Cap Value Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$96	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell Midcap® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,725	$10,091	$9,522
Dec 16	$11,448	$11,303	$11,426
Dec 17	$13,045	$13,754	$12,951
Dec 18	$11,334	$13,099	$11,359
Dec 19	$14,051	$17,197	$14,433
Dec 20	$13,900	$20,772	$15,149
Dec 21	$17,265	$26,243	$19,442
Dec 22	$16,817	$21,224	$17,103
Dec 23	$18,300	$26,854	$19,277
Dec 24	$19,863	$33,436	$20,838

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.54%	7.17%	7.10%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 326,721,657
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,312,326
InvestmentCompanyPortfolioTurnover	88.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$326,721,657
Number of Portfolio Holdings	77
Portfolio Turnover Rate	88.43%
Advisory Fees - net of reimbursement & waiver, if any	$2,312,326

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	2.7%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Insurance	9.0%
Consumer Staples Distribution & Retail	7.1%
Containers & Packaging	6.5%
Chemicals	5.7%
Machinery	4.6%
Ground Transportation	4.1%
Oil, Gas & Consumable Fuels	3.8%
Professional Services	3.7%
Electric Utilities	3.6%
Electronic Equipment, Instruments & Components	3.5%
Other IndustriesFootnote Reference#	48.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

C000059818
Shareholder Report [Line Items]
Fund Name	NVIT Victory Mid Cap Value Fund
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") (formerly known as NVIT Multi-Manager Mid Cap Value Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-848-6331
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$106	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell Midcap® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,711	$10,091	$9,522
Dec 16	$11,420	$11,303	$11,426
Dec 17	$13,000	$13,754	$12,951
Dec 18	$11,290	$13,099	$11,359
Dec 19	$13,982	$17,197	$14,433
Dec 20	$13,822	$20,772	$15,149
Dec 21	$17,142	$26,243	$19,442
Dec 22	$16,685	$21,224	$17,103
Dec 23	$18,126	$26,854	$19,277
Dec 24	$19,664	$33,436	$20,838

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.49%	7.06%	7.00%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.
AssetsNet	$ 326,721,657
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,312,326
InvestmentCompanyPortfolioTurnover	88.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$326,721,657
Number of Portfolio Holdings	77
Portfolio Turnover Rate	88.43%
Advisory Fees - net of reimbursement & waiver, if any	$2,312,326

Holdings [Text Block]

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	2.7%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Insurance	9.0%
Consumer Staples Distribution & Retail	7.1%
Containers & Packaging	6.5%
Chemicals	5.7%
Machinery	4.6%
Ground Transportation	4.1%
Oil, Gas & Consumable Fuels	3.8%
Professional Services	3.7%
Electric Utilities	3.6%
Electronic Equipment, Instruments & Components	3.5%
Other IndustriesFootnote Reference#	48.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.